SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. _____

Post-Effective Amendment No.   54    (File No. 2-54516)               [X]

                                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.       45     (File No. 811-2591)                        [X]


AXP MONEY MARKET SERIES, INC.
200 AXP Financial Center
Minneapolis, Minnesota  55474

Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810,
Minneapolis, MN  55402-3268
(612) 330-9283

It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b)
[X] on Sept. 27, 2002 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

AXP(R)
    Cash
     Management
           Fund

AXP Cash Management Fund
seeks to provide shareholders
with maximum current income
consistent with liquidity
and stability of principal.


PROSPECTUS

SEPT. 27, 2002


Please note that this Fund:
o is not a bank deposit
o is not federally insured
o is not endorsed by any bank or government agency
o is not guaranteed to achieve its goal

Like all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

American
 Express(R)
Funds

AMERICAN
 EXPRESS(R)

Table of Contents

TAKE A CLOSER LOOK AT:

The Fund                                        3p
Goal                                            3p
Principal Investment Strategies                 3p
Principal Risks                                 4p
Past Performance                                5p
Fees and Expenses                               7p
Investment Manager                              8p
Buying and Selling Shares                       8p
Valuing Fund Shares                             8p
Investment Options                              9p
Purchasing Shares                               9p
Transactions Through American Express
  Brokerage or Third Parties                   12p
Sales Charges                                  12p
Exchanging/Selling Shares                      14p
Distributions and Taxes                        18p
Financial Highlights                           19p

--------------------------------------------------------------------------------
2p -- AXP CASH MANAGEMENT FUND -- 2002 PROSPECTUS

The Fund

GOAL
AXP Cash Management Fund (the Fund) seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Because any investment involves risk, the Fund cannot guarantee this goal.

PRINCIPAL INVESTMENT STRATEGIES
The Fund's assets primarily are invested in money market instruments, such as marketable debt obligations issued by the U.S. government or its agencies, bank certificates of deposit, bankers' acceptances, letters of credit, and commercial paper. The Fund may invest more than 25% of its total assets in U.S. banks, U.S. branches of foreign banks and U.S. government securities. Additionally, the Fund may invest up to 35% of its total assets in U.S. dollar-denominated foreign investments.

Because the Fund seeks to maintain a constant net asset value of $1.00 per share, capital appreciation is not expected to play a role in the Fund's return. The Fund's yield will vary from day-to-day.

The selection of short-term debt obligations is the primary decision in building the investment portfolio. The Fund restricts its investments to instruments that meet certain maturity and quality standards required by the SEC for money market funds. For example, the Fund:

o  limits its average portfolio maturity to ninety days or less;
o  buys obligations with remaining maturities of 397 days or less; and
o buys only obligations that are denominated in U.S. dollars and present minimal credit risk.

In pursuit of the Fund's goal, American Express Financial Corporation (AEFC), the Fund's investment manager, chooses investments by:

o Considering opportunities and risks given current interest rates and anticipated interest rates.
o Purchasing securities based on the timing of cash flows in and out of the Fund.

In evaluating whether to sell a security, AEFC considers, among other factors, whether:


o the issuer's credit rating declines or AEFC expects a decline (the Fund, in certain cases, may continue to own securities that are down-graded until AEFC believes it is advantageous to sell),
o political, economic, or other events could affect the issuer's performance,
o  AEFC identifies a more attractive opportunity, and
o the issuer or the security continues to meet the other standards described above.

For more information on strategies and holdings, see the Fund's Statement of Additional Information (SAI) and the annual and semiannual reports.


--------------------------------------------------------------------------------
3p -- AXP CASH MANAGEMENT FUND -- 2002 PROSPECTUS

PRINCIPAL RISKS
Please remember that with any mutual fund investment you may lose money. Although the Fund's share price has remained constant in the past, THE FUND CANNOT GUARANTEE THAT IT WILL ALWAYS BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Principal risks associated with an investment in the Fund include:

         Credit Risk
         Foreign Risk
         Interest Rate Risk
         Market Risk
         Sector/Concentration Risk

Credit Risk
The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note).

Foreign Risk
The following are all components of foreign risk:

Country risk includes the political, economic, and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Interest Rate Risk
The risk of losses attributable to changes in interest rates. This term is generally associated with bond prices (when interest rates rise, bond prices fall). In general, the longer the maturity of a bond, the higher its yield and the greater its sensitivity to changes in interest rates.

Market Risk
The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

--------------------------------------------------------------------------------
4p -- AXP CASH MANAGEMENT FUND -- 2002 PROSPECTUS

Sector/Concentration Risk
Investments that are concentrated in a particular issuer, geographic region, or sector will be more susceptible to changes in price (the more you diversify, the more you spread risk).For example, if the Fund concentrates its investments in banks, the value of these investments may be adversely affected by economic or regulatory developments in the banking industry.

PAST PERFORMANCE
The following bar chart and table indicate the risks and variability of investing in the Fund by showing how the Fund's performance has varied for each full calendar year shown.

How the Fund has performed in the past does not indicate how the Fund will perform in the future.

(bar graph)
CLASS A PERFORMANCE
(based on calendar years)
8%
7%                                                                             (bar 9)
6%                                 (bar 4)          (bar 6)  (bar 7)           +6.02%
5%                                 +5.45%  (bar 5)  +5.18%   +5.28%   (bar 8)
4%                        (bar 3)          +4.96%                      +4.76%          (bar 10)
3%      (bar 1)  (bar 2)  +3.36%                                                        +3.85%
2%      +2.91%   +2.28%
1%
         1992     1993     1994     1995    1996     1997     1998     1999     2000     2001

During the period shown in the bar chart, the highest return for a calendar quarter was +1.54% (quarter ending December 2000) and the lowest return for a calendar quarter was +0.54% (quarter ending September 1993).


The performance of Class B, Class C and Class Y may vary from that shown above because of differences in sales charges and fees.


The Fund's Class A year to date return as of June 30, 2002 was +0.70%.


--------------------------------------------------------------------------------
5p -- AXP CASH MANAGEMENT FUND -- 2002 PROSPECTUS

Average Annual Total Returns (for the calendar year periods ending Dec. 31,
2001)

                                                       Since          Since
                    1 year   5 years   10 years   inception (B&Y)  inception (C)
Cash Management:
   Class A          +3.85%    +5.02%    +4.40%          N/A            N/A
   Class B          -0.93%    +4.06%     N/A          +4.32%(a)        N/A
   Class C          +3.08%      N/A      N/A            N/A          +4.03%(b)
   Class Y          +3.87%    +5.03%     N/A          +5.12%(a)        N/A


(a) Inception date was March 20, 1995.

(b) Inception date was June 26, 2000.

This table shows total returns from hypothetical investments in shares of the Fund. The performance of different classes varies because of differences in sales charges and fees.


For purposes of this calculation we assumed:
o  no sales charge for Class A shares or Class Y shares,
o sales at the end of the period and deduction of the applicable contingent deferred sales charge (CDSC) for Class B shares,

o conversion of Class B shares to Class A shares in the ninth calendar year of ownership,
o  no sales charge for Class C shares, and

o no adjustments for taxes paid by an investor on the reinvested income and capital gains.

Yield Information
For current 7-day yield information, call (800) 862-7919, select option #2.

--------------------------------------------------------------------------------
6p -- AXP CASH MANAGEMENT FUND -- 2002 PROSPECTUS

FEES AND EXPENSES
Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

                                                           Class A       Class B      Class C      Class Y
Maximum sales charge (load) imposed on purchases(a)
(as a percentage of offering price)                          none          none        none          none

Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)      none            5%          1%(b)       none

Annual Fund operating expenses (expenses that are deducted from Fund assets)
As a percentage of average daily net assets:               Class A       Class B      Class C      Class Y

Management fees                                             0.30%         0.30%        0.30%        0.30%
Distribution (12b-1) fees                                   0.00%         0.75%        0.75%        0.00%
Other expenses(c)                                           0.29%         0.29%        0.29%        0.27%
Total                                                       0.59%         1.34%        1.34%        0.57%


(a) This charge may be reduced depending on the value of your total investments in American Express mutual funds. See "Sales Charges."
(b) For all Class C purchases, a 1% sales charge applies if you sell your shares less than one year after purchase.
(c) Other expenses include an administrative services fee, a transfer agency fee and other nonadvisory expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

Assume you invest $10,000 and the Fund earns a 5% annual return. The operating expenses remain the same each year. If you hold your shares until the end of the years shown, your costs would be:

                                         1 year   3 years  5 years  10 years

Class A                                   $ 60     $189     $330    $  741
Class B(a)                                $536     $725     $835    $1,410(c)
Class B(b)                                $136     $425     $735    $1,410(c)
Class C                                   $136     $425     $735    $1,618
Class Y                                   $ 58     $183     $319    $  717


(a) Assumes you sold your Class B shares at the end of the period and incurred the applicable CDSC.
(b) Assumes you did not sell your Class B shares at the end of the period.
(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

This example does not represent actual expenses, past or future. Actual expenses may be higher or lower than those shown.

--------------------------------------------------------------------------------
7p -- AXP CASH MANAGEMENT FUND -- 2002 PROSPECTUS

INVESTMENT MANAGER

Mary McQuillen manages the day-to-day operations of the Fund. She joined AEFC in 1987 as a senior analyst. She has managed this Fund since January 2002. She serves as portfolio manager of AXP Variable Portfolio - Cash Management Fund and IDS Life Series Fund - Government Securities Portfolio. She also serves as portfolio manager and managing director of Institutional Fixed Income Money for American Express Trust Company and manages intermediate institutional accounts.

The Fund pays AEFC a fee for managing its assets. Under the Investment Management Services Agreement, the fee for the most recent fiscal year was 0.30% of its average daily net assets. Under the agreement, the Fund also pays taxes, brokerage commissions, and nonadvisory expenses. AEFC or an affiliate may make payments from its own resources, which include profits from management fees paid by the Fund, to compensate broker-dealers or other persons for providing distribution assistance. AEFC, located at 200 AXP Financial Center, Minneapolis, Minnesota 55474, is a wholly-owned subsidiary of American Express Company, a financial services company with headquarters at American Express Tower, World Financial Center, New York, New York 10285.

On July 16, 2002, the Fund received an order from the Securities and Exchange Commission to permit AEFC, subject to the approval of the Board of Directors, to appoint a subadviser or change the terms of a subadvisory agreement for the Fund without first obtaining shareholder approval. Before the Fund may rely on the order, a majority of the Fund's outstanding voting securities will need to approve operating the Fund in this manner. If shareholder approval is received, the Fund will be able to add or change subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. There is no assurance shareholder approval will be received, and no changes will be made without shareholder approval until that time.


Buying and Selling Shares

VALUING FUND SHARES
The NAV is the value of a single Fund share. The NAV is calculated at the close of business of the New York Stock Exchange, normally 3 p.m. Central Time (CT), each business day (any day the New York Stock Exchange is open). The NAV also may be calculated on any other day in which there is sufficient liquidity in the securities held by the Fund.

Fund shares may be purchased through various third-party organizations, including 401(k) plans, banks, brokers and investment advisers. Where authorized by the Fund, orders will be priced at the NAV next computed after receipt by the organization or their selected agent.

The Fund's investments are valued at amortized cost, which approximates market value, as explained in the SAI. Although the Fund cannot guarantee it will always be able to maintain a constant net asset value of $1 per share, it will use its best efforts to do so.

--------------------------------------------------------------------------------
8p -- AXP CASH MANAGEMENT FUND -- 2002 PROSPECTUS

INVESTMENT OPTIONS
New investments must be made in Class A shares of the Fund. The Fund offers Class B and Class C shares only to facilitate exchanges between classes of these shares in other American Express mutual funds. The primary differences among the classes are in the sales charge structures and in their ongoing expenses. These differences are summarized in the table below.


Investment options summary

The Fund offers four different classes of shares. Although your money will be invested in the same way no matter which class of shares you buy, there are differences among the fees and expenses for each class. Not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs. Your financial advisor can help you with this decision.

The following table shows the key features of each class:

                            Class A                  Class B                  Class C                  Class Y
--------------------------- ------------------------ ------------------------ ------------------------ ------------------------
Availability                Available to all         Available to all         Available to all         Limited to qualifying
                            investors.               investors.               investors.               institutional
                                                                                                       investors.
--------------------------- ------------------------ ------------------------ ------------------------ ------------------------
Initial Sales Charge        No. Entire purchase      No. Entire purchase      No. Entire purchase      No. Entire purchase
                            price is invested in     price is invested in     price is invested in     price is invested in
                            shares of the Fund.      shares of the Fund.      shares of the Fund.      shares of the Fund.
--------------------------- ------------------------ ------------------------ ------------------------ ------------------------
Deferred Sales Charge       None.                    Maximum 5% CDSC during   1% CDSC applies if you   None.
                                                     the first year           sell your shares less
                                                     decreasing to 0% after   than one year after
                                                     six years.               purchase.
--------------------------- ------------------------ ------------------------ ------------------------ ------------------------
Distribution and/or         N/A                      Yes.*                    Yes.*                    N/A
Shareholder Service Fee                              0.75%                    0.75%
--------------------------- ------------------------ ------------------------ ------------------------ ------------------------
Conversion to Class A       N/A                      Yes, automatically in    No.                      No.
                                                     ninth calendar year of
                                                     ownership.
--------------------------- ------------------------ ------------------------ ------------------------ ------------------------

* The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that allows it to pay distribution expenses for the sale of Class B and Class C shares. Because these fees are paid out of the Fund's assets on an on-going basis, the fees may cost long-term shareholders more than paying other types of sales charges imposed by some mutual funds.

PURCHASING SHARES
To purchase shares through an American Express Brokerage Account or entities other than American Express Financial Advisors Inc., please refer to the American Express Brokerage Web site or consult your selling agent. The following section explains how you can purchase shares from American Express Financial Advisors (the Distributor).

If you do not have a mutual fund account, you need to establish one. Your financial advisor will help you fill out and submit an application. Your application will be accepted only when federal funds (funds of the Federal Reserve System) are available to the Fund, normally within three days of receipt of your application. Once your account is set up, you can choose among several convenient ways to invest.

--------------------------------------------------------------------------------
9p -- AXP CASH MANAGEMENT FUND -- 2002 PROSPECTUS

When you purchase shares for a new or existing account, your order will be priced at the next NAV calculated after your order is accepted by the Fund. If your application does not specify which class of shares you are purchasing, we will assume you are investing in Class A shares.

Important: When you open an account, you must provide your correct Taxpayer Identification Number (TIN), which is either your Social Security or Employer Identification number.


If you do not provide and certify the correct TIN, you could be subject to backup withholding of 30% of taxable distributions and proceeds from certain sales and exchanges. You also could be subject to further penalties, such as:

o a $50 penalty for each failure to supply your correct TIN,
o a civil penalty of $500 if you make a false statement that results in no backup withholding, and
o criminal penalties for falsifying information.

You also could be subject to backup withholding, if the IRS notifies us to do so, because you failed to report required interest or dividends on your tax return.

How to determine the correct TIN
For this type of account:                  Use the Social Security or Employer Identification number of:
------------------------------------------ ------------------------------------------------------------------
Individual or joint account                The individual or one of the owners listed on the joint account
------------------------------------------ ------------------------------------------------------------------
Custodian account of a minor               The minor
(Uniform Gifts/Transfers to Minors Act)
------------------------------------------ ------------------------------------------------------------------
A revocable living trust                   The grantor-trustee (the person who puts the money into the trust)
------------------------------------------ ------------------------------------------------------------------
An irrevocable trust, pension trust or     The legal entity (not the personal representative or trustee,
estate                                     unless no legal entity is designated in the account title)
------------------------------------------ ------------------------------------------------------------------
Sole proprietorship                        The owner
------------------------------------------ ------------------------------------------------------------------
Partnership                                The partnership
------------------------------------------ ------------------------------------------------------------------
Corporate                                  The corporation
------------------------------------------ ------------------------------------------------------------------
Association, club or tax-exempt            The organization
organization
------------------------------------------ ------------------------------------------------------------------


For details on TIN requirements, contact your financial advisor to obtain a copy of federal Form W-9, "Request for Taxpayer Identification Number and Certification." You also may obtain the form on the Internet at (www.irs.gov).


--------------------------------------------------------------------------------
10p -- AXP CASH MANAGEMENT FUND -- 2002 PROSPECTUS

Three ways to invest


1 By mail


Once your account has been established, send your check with the account number on it to:

American Express Funds
70200 AXP Financial Center
Minneapolis, MN 55474

Minimum amounts
Initial investment:        $2,000
Additional investments:    $100
Account balances:          $1,000

If your account balance falls below $1,000, you will be asked to increase it to $1,000 or establish a scheduled investment plan. If you do not do so within 30 days, your shares can be sold and the proceeds mailed to you.


2 By scheduled investment plan


Contact your financial advisor for assistance in setting up one of the following scheduled plans:
o  automatic payroll deduction,
o  bank authorization,
o  direct deposit of Social Security check, or
o  other plan approved by the Fund.

Minimum amounts
Initial investment:        $2,000
Additional investments:    $100 per payment
Account balances:          $1,000 (on a scheduled investment plan with monthly
                           payments)

If your account balance is below $2,000, you must make payments at least monthly.


3 By wire or electronic funds transfer


If you have an established account, you may wire money to:

Wells Fargo Bank Minnesota, N.A.
Minneapolis, MN 55479
Routing Transit No. 091000019

Give these instructions: Credit American Express Financial Advisors Account #0000030015 for personal account # (your account number) for (your name). Please be sure to include all 10 digits of the American Express Financial Advisors account number, including the zeros.

If this information is not included, the order may be rejected, and all money received by the Fund, less any costs the Fund or American Express Client Service Corporation (AECSC) incurs, will be returned promptly.

Minimum amounts   Each wire investment: $1,000

--------------------------------------------------------------------------------
11p -- AXP CASH MANAGEMENT FUND -- 2002 PROSPECTUS

TRANSACTIONS THROUGH AMERICAN EXPRESS BROKERAGE
OR THIRD PARTIES
You may buy or sell shares through American Express Brokerage, certain 401(k) plans, banks, broker-dealers, financial advisors or other investment professionals. These organizations may charge you a fee for this service and may have different policies. Some policy differences may include different minimum investment amounts, exchange privileges, fund choices and cutoff times for investments. The Fund and the Distributor are not responsible for the failure of one of these organizations to carry out its obligations to its customers. Some organizations may receive compensation from the Distributor or its affiliates for shareholder recordkeeping and similar services. Where authorized by the Fund, some organizations may designate selected agents to accept purchase or sale orders on the Fund's behalf. To buy or sell shares through American Express Brokerage or third parties or to determine if there are policy differences, please consult the American Express Brokerage Web site or your selling agent. For other pertinent information related to buying or selling shares, please refer to the appropriate section in the prospectus.

SALES CHARGES
Class B and Class C -- contingent deferred sales charge (CDSC) alternative

For Class B, the CDSC is based on the sale amount and the number of calendar years -- including the year of purchase -- between purchase and sale. The following table shows how CDSC percentages on sales decline after a purchase:

If the sale is made during the:     The CDSC percentage rate is:

First year                                        5%
Second year                                       4%
Third year                                        4%
Fourth year                                       3%
Fifth year                                        2%
Sixth year                                        1%
Seventh year                                      0%

For Class C, a 1% CDSC is charged if you sell your shares less than one year after purchase.

For both Class B and Class C, if the amount you are selling causes the value of your investment to fall below the cost of the shares you have purchased, the CDSC is based on the lower of the cost of those shares purchased or market value. Because the CDSC is imposed only on sales that reduce your total purchase payments, you never have to pay a CDSC on any amount that represents appreciation in the value of your shares, income earned by your shares, or capital gains.

--------------------------------------------------------------------------------
12p -- AXP CASH MANAGEMENT FUND -- 2002 PROSPECTUS

In addition, the CDSC on your sale, if any, will be based on your oldest purchase payment. The CDSC on the next amount sold will be based on the next oldest purchase payment.


Example

Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 15 months, including reinvested dividends and capital gain distributions. You could sell up to $2,000 worth of shares without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you sold $2,500 worth of shares, the CDSC would apply to the $500 representing part of your original purchase price. The CDSC rate would be 4% because the sale was made during the second year after the purchase.

Waivers of the sales charge for Class B and Class C shares

The CDSC will be waived on sales of shares:

o  in the event of the shareholder's death,
o  held in trust for an employee benefit plan, or
o held in IRAs or certain qualified plans if American Express Trust Company is the custodian, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans, provided that the shareholder is:

o  at least 59 1/2 years old AND
o taking a retirement distribution (if the sale is part of a transfer to an IRA or qualified plan, or a custodian-to-custodian transfer, the CDSC will not be waived) OR
o selling under an approved substantially equal periodic payment arrangement.


--------------------------------------------------------------------------------
13p -- AXP CASH MANAGEMENT FUND -- 2002 PROSPECTUS

EXCHANGING/SELLING SHARES

Exchanges
New investments of Class A shares may be exchanged for either Class A, Class B or Class C shares of any other publicly offered American Express mutual fund, except that exchanges into AXP Tax-Free Money Fund must be made from Class A shares. If you exchange shares from this Fund to another American Express mutual fund, any further exchanges must be between shares of the same class. For example, you may not exchange from Class B shares of another American Express mutual fund into Class A shares of this Fund. Exchange rules are illustrated in the following tables:


EXCHANGES

FROM                                                         TO
Cash Management                           Other American Express mutual funds*

                                                Class A  Class B  Class C
Class A                                           Yes      Yes      Yes
Class B                                           No       Yes      No
Class C                                           No       No       Yes


EXCHANGES

FROM                                                         TO
Other American Express mutual funds*               Cash Management Fund

                                                Class A  Class B  Class C
Class A                                           Yes      No       No
Class B                                           No       Yes      No
Class C                                           No       No       Yes

* Exchanges into Tax-Free Money Fund must be made from Class A shares.

Exchanges between classes within the same fund are not permitted. For example, you cannot exchange from Cash Management Class A to Cash Management Class B.

If your initial investment was in this Fund, and you exchange into a non-money market fund, you will pay an initial sales charge if you exchange into Class A and be subject to a CDSC if you exchange into Class B. If your initial investment was in Class A shares of a non-money market fund and you exchange shares into this Fund:

o you may exchange that amount to another fund, including dividends earned on that amount, without paying a sales charge.

o if your initial investment was over $500,000 and the sales charge was waived, you will be subject to a 1% sales charge if you redeem those shares less than one year after the initial investment date.

For complete information on the other funds, including fees and expenses, read that fund's prospectus carefully. Your exchange will be priced at the next NAV calculated after we receive your transaction request in good order.

--------------------------------------------------------------------------------
14p -- AXP CASH MANAGEMENT FUND -- 2002 PROSPECTUS

The Fund does not permit market-timing. Do not invest in the Fund if you are a market timer.

Excessive trading (market-timing) or other abusive short-term trading practices may disrupt portfolio management strategies, harm performance and increase fund expenses.

To prevent abuse or adverse effects on the Fund and its shareholders, AECSC and the Fund reserve the right to reject any purchase orders, including exchanges, limit the amount, modify or discontinue the exchange privilege, or charge a fee to any investor we believe has a history of abusive trading or whose trading, in our judgement has been disruptive to the Fund. For example, we may exercise these rights if exchanges are too numerous or too large.


Other exchange policies:
o Except as otherwise noted, exchanges must be made into the same class of shares of the new fund.
o If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.
o  Once we receive your exchange request, you cannot cancel it.
o Shares of the new fund may not be used on the same day for another exchange.
o If your shares are pledged as collateral, the exchange will be delayed until AECSC receives written approval from the secured party.


Selling Shares

You can sell your shares at any time. AECSC will mail payment within seven days after accepting your request.

When you sell shares, the amount you receive may be more or less than the amount you invested. Your sale price will be the next NAV calculated after your request is accepted by the Fund, minus any applicable CDSC.

You can change your mind after requesting a sale of Class B shares and use all or part of the proceeds to purchase new shares in the same account from which you sold. If you reinvest in Class B or Class C, any CDSC you paid on the amount you are reinvesting also will be reinvested. To take advantage of this option, send a written request within 90 days of the date your sale request was received and include your account number. This privilege may be limited or withdrawn at any time and may have tax consequences.

The Fund reserves the right to redeem in kind.

For more details and a description of other sales policies, please see the SAI.

To sell or exchange shares held through an American Express Brokerage Account or with entities other than American Express Financial Advisors, please consult your selling agent. The section explains how you can exchange or sell shares held with American Express Financial Advisors.

Requests to sell shares of the Fund are not allowed within 30 days of a telephoned-in address change.


Important: If you request a sale of shares you recently purchased by a check or money order that is not guaranteed, the Fund will wait for your check to clear. It may take up to 10 days from the date of purchase before payment is made. Payment may be made earlier if your bank provides evidence satisfactory to the Fund and AECSC that your check has cleared.


--------------------------------------------------------------------------------
15p -- AXP CASH MANAGEMENT FUND -- 2002 PROSPECTUS

Three ways to request an exchange or sale of shares


1 By letter


Include in your letter:

o  the name of the fund(s),
o  the class of shares to be exchanged or sold,
o your mutual fund account number(s) (for exchanges, both funds must be registered in the same ownership),
o  your Social Security number or Employer Identification number,
o  the dollar amount or number of shares you want to exchange or sell,

o signature(s) of registered account owner(s), (All signatures may be required. Contact AECSC for more information.)

o  for sales, indicate how you want your money delivered to you, and
o  any paper certificates of shares you hold.

Regular or express mail:
American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474


2 By telephone


American Express Client Service Corporation
Telephone Transaction Service
(800) 437-3133

o The Fund and AECSC will use reasonable procedures to confirm authenticity of telephone exchange or sale requests.
o Telephone exchange and sale privileges automatically apply to all accounts except custodial, corporate or qualified retirement accounts. You may request that these privileges NOT apply by writing AECSC. Each registered owner must sign the request.
o Acting on your instructions, your financial advisor may conduct telephone transactions on your behalf.
o Telephone privileges may be modified or discontinued at any time.

Minimum sale amount:       $100
Maximum sale amount:       $100,000

--------------------------------------------------------------------------------
16p -- AXP CASH MANAGEMENT FUND -- 2002 PROSPECTUS

3 By draft


For Class A only, free drafts are available and can be used just like a check to withdraw $100 or more from your account. The shares in your account earn dividends until they are redeemed by the Fund to cover your drafts. Most accounts will automatically receive free drafts. However, to receive drafts on qualified or custodial business accounts, you must contact AECSC. A request form will be supplied and must be signed by each registered owner. Your draft writing privilege may be modified or discontinued at any time. Drafts are not available for accounts set up in a brokerage account and they may not be available to all investors of the Fund.

Minimum amount
Redemption:       $100


Four ways to receive payment when you sell shares

1 By regular or express mail


o  Mailed to the address on record.
o  Payable to names listed on the account.

o The express mail delivery charges you pay will vary depending on the courier you select.

2 By electronic funds transfer (EFT or ACH)

o  Minimum redemption: $100.
o  Funds are deposited electronically into your bank account.
o  No charge.

o Bank account must be in the same ownership as the American Express mutual fund account.

o  Allow two to five business days from request to deposit.
o Pre-authorization required. For instructions, contact your financial advisor or AECSC.

3 By wire

o  Minimum redemption: $1,000.
o  Funds are wired electronically into your bank account.
o  Applicable wire charges will vary depending on service provided.
o Bank account must be in the same ownership as the American Express mutual fund account.
o  Allow one to two business days from request to deposit for domestic wires.
o Pre-authorization required. For instructions, contact your financial advisor or AECSC.

4 By scheduled payout plan


o  Minimum payment: $50.
o Contact your financial advisor or AECSC to set up regular payments on a monthly, bimonthly, quarterly, semiannual or annual basis.
o Purchasing new shares while under a payout plan may be disadvantageous because of the sales charges.

--------------------------------------------------------------------------------
17p -- AXP CASH MANAGEMENT FUND -- 2002 PROSPECTUS

Distributions and Taxes

As a shareholder you are entitled to your share of the Fund's net income and net gains. The Fund distributes dividends and capital gains to qualify as a regulated investment company and to avoid paying corporate income and excise taxes.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS
The Fund's net investment income is distributed to you as dividends. Capital gains are realized when a security is sold for a higher price than was paid for it. Each realized capital gain or loss is long-term or short-term depending on the length of time the Fund held the security. Realized capital gains and losses offset each other. The Fund offsets any net realized capital gains by any available capital loss carryovers. Net short-term capital gains are included in net investment income. Net realized long-term capital gains, if any, are distributed by the end of the calendar year as capital gain distributions.

REINVESTMENTS
Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the Fund, unless:

o  you request distributions be paid monthly in cash, or
o you direct the Fund to invest your distributions monthly in any publicly offered American Express mutual fund for which you have previously opened an account. Your purchases may be subject to a sales charge.

We reinvest the distributions for you at the next calculated NAV after the distribution is paid.

If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

TAXES
Distributions are subject to federal income tax and may be subject to state and local taxes in the year they are declared. You must report distributions on your tax returns, even if they are reinvested in additional shares.

If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year).

Selling shares held in an IRA or qualified retirement account may subject you to federal taxes, penalties and reporting requirements. Please consult your tax advisor.

Important: This information is a brief and selective summary of some of the tax rules that apply to this Fund. Because tax matters are highly individual and complex, you should consult a qualified tax advisor.

--------------------------------------------------------------------------------
18p -- AXP CASH MANAGEMENT FUND -- 2002 PROSPECTUS

Financial Highlights


Class A
Per share income and capital changes(a)

Fiscal period ended July 31,                                             2002     2001     2000     1999     1998
Net asset value, beginning of period                                    $1.00    $1.00    $1.00    $1.00    $1.00
                                                                        -----    -----    -----    -----    -----
Income from investment operations:
Net investment income (loss)                                              .02      .05      .05      .05      .05
                                                                          ---      ---      ---      ---      ---
Less distributions:
Dividends from net investment income                                     (.02)    (.05)    (.05)    (.05)    (.05)
                                                                         ----     ----     ----     ----     ----
Net asset value, end of period                                          $1.00    $1.00    $1.00    $1.00    $1.00
                                                                        -----    -----    -----    -----    -----

Ratios/supplemental data
Net assets, end of period (in millions)                                $5,766   $6,149   $5,438   $5,032   $3,926
Ratio of expenses to average daily net assets(c)                         .59%     .59%     .58%     .57%     .56%
Ratio of net investment income (loss) to average daily net assets       1.89%    5.18%    5.37%    4.65%    5.15%
Total return(e)                                                         1.93%    5.35%    5.55%    4.71%    5.34%

Class B
Per share income and capital changes(a)

Fiscal period ended July 31,                                            2002     2001     2000     1999    1998
Net asset value, beginning of period                                    $1.00    $1.00    $1.00    $1.00    $1.00
                                                                        -----    -----    -----    -----    -----
Income from investment operations:
Net investment income (loss)                                              .01      .05      .05      .04      .04
                                                                          ---      ---      ---      ---      ---
Less distributions:
Dividends from net investment income                                     (.01)    (.05)    (.05)    (.04)    (.04)
                                                                         ----     ----     ----     ----     ----
Net asset value, end of period                                          $1.00    $1.00    $1.00    $1.00    $1.00
                                                                        -----    -----    -----    -----    -----

Ratios/supplemental data
Net assets, end of period (in millions)                                   $380     $273     $232     $192      $98
Ratio of expenses to average daily net assets(c)                         1.34%    1.34%    1.33%    1.32%    1.32%
Ratio of net investment income (loss) to average daily net assets        1.13%    4.37%    4.64%    3.88%    4.38%
Total return(e)                                                          1.13%    4.57%    4.76%    3.94%    4.53%

See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
19p -- AXP CASH MANAGEMENT FUND -- 2002 PROSPECTUS

Class C
Per share income and capital changes(a)

Fiscal period ended July 31,                                             2002     2001     2000(b)
Net asset value, beginning of period                                    $1.00    $1.00    $1.00
                                                                        -----    -----    -----
Income from investment operations:
Net investment income (loss)                                              .01      .05       --
                                                                          ---      ---     ----
Less distributions:
Dividends from net investment income                                     (.01)    (.05)      --
                                                                         ----     ----     ----
Net asset value, end of period                                          $1.00    $1.00    $1.00
                                                                        -----    -----    -----

Ratios/supplemental data
Net assets, end of period (in millions)                                    $4       $1      $--
Ratio of expenses to average daily net assets(c)                        1.34%    1.34%    1.33%(d)
Ratio of net investment income (loss) to average daily net assets        .99%    3.88%    6.10%(d)
Total return(e)                                                         1.14%    4.68%     .63%

Class Y
Per share income and capital changes(a)
Fiscal period ended July 31,                                            2002     2001     2000     1999    1998
Net asset value, beginning of period                                    $1.00    $1.00    $1.00    $1.00    $1.00
                                                                        -----    -----    -----    -----    -----
Income from investment operations:
Net investment income (loss)                                              .02      .05      .05      .05      .05
                                                                          ---      ---      ---      ---      ---
Less distributions:
Dividends from net investment income                                     (.02)    (.05)    (.05)    (.05)    (.05)
                                                                         ----     ----     ----     ----     ----
Net asset value, end of period                                          $1.00    $1.00    $1.00    $1.00    $1.00
                                                                        -----    -----    -----    -----    -----

Ratios/supplemental data
Net assets, end of period (in millions)                                  $203     $174     $142     $124     $72
Ratio of expenses to average daily net assets(c)                         .57%     .57%     .57%     .56%     .56%
Ratio of net investment income (loss) to average daily net assets       1.86%    5.18%    5.42%    4.64%    5.16%
Total return(e)                                                         1.95%    5.37%    5.56%    4.72%    5.33%

Notes to financial highlights
(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Inception date was June 26, 2000.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) Adjusted to an annual basis.
(e) Total return does not reflect payment of a sales charge.

The information in these tables has been audited by KPMG LLP, independent auditors. The independent auditors' report and additional information about the performance of the Fund are contained in the Fund's annual report which, if not included with this prospectus, may be obtained without charge.


--------------------------------------------------------------------------------
20p -- AXP CASH MANAGEMENT FUND -- 2002 PROSPECTUS

American
 Express(R)
Funds

AMERICAN
 EXPRESS(R)

This Fund, along with the other American Express mutual funds, is distributed by American Express Financial Advisors Inc. and can be purchased from an American Express financial advisor or from other authorized broker-dealers or third parties. The Funds can be found under the "Amer Express" banner in most mutual fund quotations.

Additional information about the Fund and its investments is available in the Fund's Statement of Additional Information (SAI), annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund during its last fiscal year. The SAI is incorporated by reference in this prospectus. For a free copy of the SAI, the annual report or the semiannual report, contact your selling agent or American Express Client Service Corporation.


American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474
(800) 862-7919
TTY: (800) 846-4852
Web site address:
americanexpress.com


You may review and copy information about the Fund, including the SAI, at the Securities and Exchange Commission's (Commission) Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at (http://www.sec.gov). Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

Investment Company Act File #811-2591

Ticker Symbol
Class A: IDSXX    Class B: ACBXX

Class C:--        Class Y: IDYXX

S-6320-99 Y (9/02)

                        AXP(R) MONEY MARKET SERIES, INC.
                      STATEMENT OF ADDITIONAL INFORMATION
                                      FOR
                     AXP(R) CASH MANAGEMENT FUND (the Fund)

                                 SEPT. 27, 2002


This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus and the financial statements contained in the most recent Annual Report to shareholders (Annual Report) that may be obtained from your financial advisor or by writing to American Express Client Service Corporation, 70100 AXP Financial Center, Minneapolis, MN 55474 or by calling
(800) 862-7919.

The Independent Auditors' Report and the Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities, contained in the Annual Report are incorporated in this SAI by reference. No other portion of the Annual Report, however, is incorporated by reference. The prospectus for the Fund, dated the same date as this SAI, also is incorporated in this SAI by reference.

Table of Contents

Mutual Fund Checklist                                               p. 3
Fundamental Investment Policies                                     p. 4
Investment Strategies and Types of Investments                      p. 4
Information Regarding Risks and Investment Strategies               p. 5
Security Transactions                                               p.11

Brokerage Commissions Paid to Brokers Affiliated with
American Express Financial Corporation                              p.12
Performance Information                                             p.13
Valuing Fund Shares                                                 p.14
Investing in the Fund                                               p.14
Selling Shares                                                      p.15
Pay-out Plans                                                       p.16
Taxes                                                               p.17
Agreements                                                          p.18
Organizational Information                                          p.20
Board Members and Officers                                          p.23
Principal Holders of Securities                                     p.26
Independent Auditors                                                p.26
Appendix: Description of Money Market Securities                    p.27


--------------------------------------------------------------------------------
2 -- AXP MONEY MARKET SERIES, INC. -- AXP CASH MANAGEMENT FUND

Mutual Fund Checklist

[x] Mutual funds are NOT guaranteed or insured by any bank or government agency. You can lose money.

[x] Mutual funds ALWAYS carry investment risks. Some types carry more risk than others.

[x] A higher rate of return typically involves a higher risk of loss.

[x] Past performance is not a reliable indicator of future performance.

[x] ALL mutual funds have costs that lower investment return.

[x] You can buy some mutual funds by contacting them directly. Others, like this one, are sold mainly through brokers, banks, financial planners, or insurance agents. If you buy through these financial professionals, you generally will pay a sales charge.

[x] Shop around. Compare a mutual fund with others of the same type before you buy.


OTHER IDEAS FOR SUCCESSFUL MUTUAL FUND INVESTING


Develop a Financial Plan
Have a plan -- even a simple plan can help you take control of your financial future. Review your plan with your advisor at least once a year or more frequently if your circumstances change.

Dollar-Cost Averaging
An investment technique that works well for many investors is one that eliminates random buy and sell decisions. One such system is dollar-cost averaging. Dollar-cost averaging involves building a portfolio through the investment of fixed amounts of money on a regular basis regardless of the price or market condition. This may enable an investor to smooth out the effects of the volatility of the financial markets. By using this strategy, more shares will be purchased when the price is low and less when the price is high. As the accompanying chart illustrates, dollar-cost averaging tends to keep the average price paid for the shares lower than the average market price of shares purchased, although there is no guarantee.

While this does not ensure a profit and does not protect against a loss if the market declines, it is an effective way for many shareholders who can continue investing through changing market conditions to accumulate shares to meet long-term goals.


Dollar-cost averaging

Regular             Market price            Shares
investment           of a share            acquired

$100                    $ 6.00               16.7
 100                      4.00               25.0
 100                      4.00               25.0
 100                      6.00               16.7
 100                      5.00               20.0
$500                    $25.00              103.4

Average market price of a share over 5 periods: $5.00 ($25.00 divided by 5)

The average price you paid for each share:      $4.84 ($500 divided by 103.4)

Diversify
Diversify your portfolio. By investing in different asset classes and different economic environments you help protect against poor performance in one type of investment while including investments most likely to help you achieve your important goals.

Understand Your Investment
Know what you are buying. Make sure you understand the potential risks, rewards, costs, and expenses associated with each of your investments.

--------------------------------------------------------------------------------
3 -- AXP MONEY MARKET SERIES, INC. -- AXP CASH MANAGEMENT FUND

Fundamental Investment Policies
Fundamental investment policies adopted by the Fund cannot be changed without the approval of a majority of the outstanding voting securities of the Fund as defined in the Investment Company Act of 1940, as amended (the 1940 Act).

Notwithstanding any of the Fund's other investment policies, the Fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies, and restrictions as the Fund for the purpose of having those assets managed as part of a combined pool.

The policies below are fundamental policies that apply to the Fund and may be changed only with shareholder approval. Unless holders of a majority of the outstanding voting securities agree to make the change, the Fund will not:
o Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.
o Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing.
o Invest more than 5% of its total assets in securities of any one company, government, or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies, or instrumentalities.
o  Buy on margin, sell short or deal in options to buy or sell securities.
o Buy or sell real estate, commodities or commodity contracts. For purposes of this policy, real estate includes real estate limited partnerships.
o  Lend Fund securities in excess of 30% of its net assets, at market value.
o Purchase common stocks, preferred stocks, warrants, other equity securities, corporate bonds or debentures, state bonds, municipal bonds, or industrial revenue bonds.

Except for the fundamental investment policies listed above, the other investment policies described in the prospectus and in this SAI are not fundamental and may be changed by the board at any time.

Investment Strategies and Types of Investments
This table shows various investment strategies and investments that many funds are allowed to engage in and purchase. It is intended to show the breadth of investments that the investment manager may make on behalf of the Fund. For a description of principal risks, please see the prospectus. Notwithstanding the Fund's ability to utilize these strategies and techniques, the investment manager is not obligated to use them at any particular time. For example, even though the investment manager is authorized to adopt temporary defensive positions and is authorized to attempt to hedge against certain types of risk, these practices are left to the investment manager's sole discretion.

                                                       AXP Cash Management Fund
Investment strategies and types of investments         Allowable for the Fund?

Agency and Government Securities                                  yes
Borrowing                                                         yes
Cash/Money Market Instruments                                     yes
Commercial Paper                                                  yes
Debt Obligations                                                  yes
Foreign Securities                                                yes

Funding Agreements                                                yes

Illiquid and Restricted Securities                                yes
Lending of Portfolio Securities                                   yes
Mortgage- and Asset-Backed Securities                             yes
Repurchase Agreements                                             yes
Reverse Repurchase Agreements                                     yes
Sovereign Debt                                                    yes
Variable- or Floating-Rate Securities                             yes

--------------------------------------------------------------------------------
4 -- AXP MONEY MARKET SERIES, INC. -- AXP CASH MANAGEMENT FUND

The following are guidelines that may be changed by the board at any time:
o The Fund will not invest more than 10% of its net assets in securities that are illiquid whether or not registration or the filing of a notification under the Securities Act of 1933 or the taking of similar action under other securities laws relating to the sale of securities is required. A risk of any such investment is that it might not be able to be easily liquidated. For the purpose of this policy, repurchase agreements with maturities greater than seven days and non-negotiable fixed time deposits will be treated as illiquid securities.
o The Fund will not invest more than 10% of its total assets in securities of investment companies.
o The Fund may invest in commercial paper rated in the highest rating category by at least two nationally recognized statistical rating organizations (or by one, if only one rating is assigned) and in unrated paper determined by the board to be of comparable quality. The Fund also may invest up to 5% of its total assets in commercial paper receiving the second highest rating or in unrated paper determined to be of comparable quality.
o Notwithstanding any of the Fund's other investment policies, the Fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies and restrictions as the Fund for the purpose of having those assets managed as part of a combined pool.
o  Depending  on  market   conditions  and  the   availability  of  other
   securities, the Fund may invest more than 25% of its total assets in U.S. Banks, U.S. branches of foreign banks and U.S. government securities.
o The Fund may invest up to 35% of its total assets in foreign investments.

Information Regarding Risks and Investment Strategies

RISKS
The following is a summary of common risk characteristics. Following this summary is a description of certain investments and investment strategies and the risks most commonly associated with them (including certain risks not described below and, in some cases, a more comprehensive discussion of how the risks apply to a particular investment or investment strategy). Please remember that a mutual fund's risk profile is largely defined by the fund's primary securities and investment strategies. However, most mutual funds are allowed to use certain other strategies and investments that may have different risk characteristics. Accordingly, one or more of the following types of risk may be associated with the Fund at any time (for a description of principal risks, please see the prospectus):

Call/Prepayment Risk
The risk that a bond or other security might be called (or otherwise converted, prepaid, or redeemed) before maturity. This type of risk is closely related to "reinvestment risk."

Company Risk

The prospects for a company may vary because of a variety of factors, including the success of the company, disappointing earnings, or changes in the competitive environment. As a result, the success of the companies in which the Fund invests will affect the Fund's performance.


Correlation Risk
The risk that a given transaction may fail to achieve its objectives due to an imperfect relationship between markets. Certain investments may react more negatively than others in response to changing market conditions.

Credit Risk
The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation (such as payments due on a bond or a note). The price of junk bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. Junk bonds have greater price fluctuations and are more likely to experience a default than investment grade bonds.

Event Risk
Occasionally, the value of a security may be seriously and unexpectedly changed by a natural or industrial accident or occurrence.

Foreign/Emerging Markets Risk
The following are all components of foreign/emerging markets risk:

Country risk includes the political, economic, and other conditions of a country. These conditions include lack of publicly available information, less government oversight (including lack of accounting, auditing, and financial reporting standards), the possibility of government-imposed restrictions, and even the nationalization of assets.

--------------------------------------------------------------------------------
5 -- AXP MONEY MARKET SERIES, INC. -- AXP CASH MANAGEMENT FUND

Currency risk results from the constantly changing exchange rate between local currency and the U.S. dollar. Whenever the Fund holds securities valued in a foreign currency or holds the currency, changes in the exchange rate add or subtract from the value of the investment.

Custody risk refers to the process of clearing and settling trades. It also covers holding securities with local agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle. Local agents are held only to the standard of care of the local market. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country's securities market is, the greater the likelihood of problems occurring.

Emerging markets risk includes the dramatic pace of change (economic, social, and political) in emerging market countries as well as the other considerations listed above. These markets are in early stages of development and are extremely volatile. They can be marked by extreme inflation, devaluation of currencies, dependence on trade partners, and hostile relations with neighboring countries.

Inflation Risk
Also known as purchasing power risk, inflation risk measures the effects of continually rising prices on investments. If an investment's yield is lower than the rate of inflation, your money will have less purchasing power as time goes on.

Interest Rate Risk
The risk of losses attributable to changes in interest rates. This term is generally associated with bond prices (when interest rates rise, bond prices fall). In general, the longer the maturity of a bond, the higher its yield and the greater its sensitivity to changes in interest rates.

Issuer Risk
The risk that an issuer, or the value of its stocks or bonds, will perform poorly. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Legal/Legislative Risk
Congress and other governmental units have the power to change existing laws affecting securities. A change in law might affect an investment adversely.

Leverage Risk
Some derivative investments (such as options, futures, or options on futures) require little or no initial payment and base their price on a security, a currency, or an index. A small change in the value of the underlying security, currency, or index may cause a sizable gain or loss in the price of the instrument.

Liquidity Risk
Securities may be difficult or impossible to sell at the time that the Fund would like. The Fund may have to lower the selling price, sell other investments, or forego an investment opportunity.

Management Risk
The risk that a strategy or selection method utilized by the investment manager may fail to produce the intended result. When all other factors have been accounted for and the investment manager chooses an investment, there is always the possibility that the choice will be a poor one.

Market Risk
The market may drop and you may lose money. Market risk may affect a single issuer, sector of the economy, industry, or the market as a whole. The market value of all securities may move up and down, sometimes rapidly and unpredictably.

Reinvestment Risk
The risk that an investor will not be able to reinvest income or principal at the same rate it currently is earning.

Sector/Concentration Risk
Investments that are concentrated in a particular issuer, geographic region, or industry will be more susceptible to changes in price (the more you diversify, the more you spread risk).

--------------------------------------------------------------------------------
6 -- AXP MONEY MARKET SERIES, INC. -- AXP CASH MANAGEMENT FUND

Small Company Risk
Investments in small and medium companies often involve greater risks than investments in larger, more established companies because small and medium companies may lack the management experience, financial resources, product diversification, and competitive strengths of larger companies. In addition, in many instances the securities of small and medium companies are traded only over-the-counter or on regional securities exchanges and the frequency and volume of their trading is substantially less than is typical of larger companies.

INVESTMENT STRATEGIES
The following information supplements the discussion of the Fund's investment objectives, policies, and strategies that are described in the prospectus and in this SAI. The following describes many strategies that many mutual funds use and types of securities that they purchase. Please refer to the section entitled Investment Strategies and Types of Investments to see which are applicable to the Fund.

Agency and Government Securities
The U.S. government and its agencies issue many different types of securities. U.S. Treasury bonds, notes, and bills and securities including mortgage pass through certificates of the Government National Mortgage Association (GNMA) are guaranteed by the U.S. government. Other U.S. government securities are issued or guaranteed by federal agencies or government-sponsored enterprises but are not guaranteed by the U.S. government. This may increase the credit risk associated with these investments.

Government-sponsored entities issuing securities include privately owned, publicly chartered entities created to reduce borrowing costs for certain sectors of the economy, such as farmers, homeowners, and students. They include the Federal Farm Credit Bank System, Farm Credit Financial Assistance Corporation, Federal Home Loan Bank, FHLMC, FNMA, Student Loan Marketing Association (SLMA), and Resolution Trust Corporation (RTC). Government-sponsored entities may issue discount notes (with maturities ranging from overnight to 360 days) and bonds. Agency and government securities are subject to the same concerns as other debt obligations. (See also Debt Obligations and Mortgage- and Asset-Backed Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with agency and government securities include:
Call/Prepayment Risk, Inflation Risk, Interest Rate Risk, Management Risk, and Reinvestment Risk.

Borrowing

The Fund may borrow money for temporary or emergency purposes and make other investments or engage in other transactions permissible under the 1940 Act that may be considered a borrowing (such as derivative instruments). Borrowings are subject to costs (in addition to any interest that may be paid) and typically reduce the Fund's total return. Except as qualified above, however, the Fund will not buy securities on margin.


Although one or more of the other risks described in this SAI may apply, the largest risks associated with borrowing include: Inflation Risk and Management Risk.

Cash/Money Market Instruments
The Fund may maintain a portion of its assets in cash and cash-equivalent investments. Cash-equivalent investments include short-term U.S. and Canadian government securities and negotiable certificates of deposit, non-negotiable fixed-time deposits, bankers' acceptances, and letters of credit of banks or savings and loan associations having capital, surplus, and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. The Fund also may purchase short-term notes and obligations of U.S. and foreign banks and corporations and may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. (See also Commercial Paper, Debt Obligations, Repurchase Agreements, and Variable- or Floating-Rate Securities.) These types of instruments generally offer low rates of return and subject the Fund to certain costs and expenses.

See the appendix for a discussion of money market securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with cash/money market instruments include: Credit Risk, Inflation Risk, and Management Risk.

Commercial Paper
Commercial paper is a short-term debt obligation with a maturity ranging from 2 to 270 days issued by banks, corporations, and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. These instruments are generally unsecured, which increases the credit risk associated with this type of investment. (See also Debt Obligations and Illiquid and Restricted Securities.)

--------------------------------------------------------------------------------
7 -- AXP MONEY MARKET SERIES, INC. -- AXP CASH MANAGEMENT FUND

Although one or more of the other risks described in this SAI may apply, the largest risks associated with commercial paper include: Credit Risk, Liquidity Risk, and Management Risk.

Debt Obligations
Many different types of debt obligations exist (for example, bills, bonds, or notes). Issuers of debt obligations have a contractual obligation to pay interest at a specified rate on specified dates and to repay principal on a specified maturity date. Certain debt obligations (usually intermediate- and long-term bonds) have provisions that allow the issuer to redeem or "call" a bond before its maturity. Issuers are most likely to call these securities during periods of falling interest rates. When this happens, an investor may have to replace these securities with lower yielding securities, which could result in a lower return.

The market value of debt obligations is affected primarily by changes in prevailing interest rates and the issuers perceived ability to repay the debt. The market value of a debt obligation generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price usually rises, and when prevailing interest rates rise, the price usually declines.

In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

As noted, the values of debt obligations also may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings. (See also Agency and Government Securities, Corporate Bonds, and High-Yield (High-Risk) Securities.)

All ratings limitations are applied at the time of purchase. Subsequent to purchase, a debt security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require the sale of such a security, but it will be a factor in considering whether to continue to hold the security. To the extent that ratings change as a result of changes in a rating organization or their rating systems, the Fund will attempt to use comparable ratings as standards for selecting investments.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with debt obligations include: Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Management Risk, and Reinvestment Risk.

Foreign Investments
Investments in foreign banks and branches of domestic banks outside the United States involve certain risks. Domestic banks are required to maintain specified levels of reserves, are limited in the amounts they can loan to a single borrower and are subject to other regulations designed to promote financial soundness. Not all of these laws and regulations apply to the foreign branches of domestic banks. Domestic bank regulations do not apply to foreign banks. Eurodollar CDs and non-U.S. fixed-time deposits may be subject to political and economic risks of the countries in which the investments are made, including the possibility of seizure or nationalization of foreign deposits, penalties for early withdrawal of time deposits, imposition of withholding taxes on income, establishment of exchange controls or adoption of other restrictions that might affect an investment adversely.

The introduction of a single currency, the euro, on January 1, 1999 for participating European nations in the Economic and Monetary Union ("EU") presents unique uncertainties, including the legal treatment of certain outstanding financial contracts after January 1, 1999 that refer to existing currencies rather than the euro; the establishment and maintenance of exchange rates; the fluctuation of the euro relative to non-euro currencies during the transition period from January 1, 1999 to December 31, 2000 and beyond; whether the interest rate, tax or labor regimes of European countries participating in the euro will converge over time; and whether the conversion of the currencies of other EU countries such as the United Kingdom and Greece into the euro and the admission of other non-EU countries such as Poland, Latvia, and Lithuania as members of the EU may have an impact on the euro.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with foreign securities include: Foreign/Emerging Markets Risk, Issuer Risk, and Management Risk.


Funding Agreements
The Fund may invest in funding agreements issued by domestic insurance companies. Funding agreements are short-term, privately placed, debt obligations of insurance companies that offer a fixed- or floating-rate of interest. These investments are not readily marketable and therefore are considered to be illiquid securities. (See also Illiquid and Restricted Securities.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with funding agreements include: Credit Risk and Liquidity Risk.


--------------------------------------------------------------------------------
8 -- AXP MONEY MARKET SERIES, INC. -- AXP CASH MANAGEMENT FUND

Illiquid and Restricted Securities
The Fund may invest in illiquid securities (i.e., securities that are not readily marketable). These securities may include, but are not limited to, certain securities that are subject to legal or contractual restrictions on resale, certain repurchase agreements, and derivative instruments.

To the extent the Fund invests in illiquid or restricted securities, it may encounter difficulty in determining a market value for such securities. Disposing of illiquid or restricted securities may involve time-consuming negotiations and legal expense, and it may be difficult or impossible for the Fund to sell such an investment promptly and at an acceptable price.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with illiquid and restricted securities include:
Liquidity Risk and Management Risk.

Lending of Portfolio Securities
The Fund may lend certain of its portfolio securities to broker-dealers. The current policy of the Fund's board is to make these loans, either long- or short-term, to broker-dealers. In making loans, the Fund receives the market price in cash, U.S. government securities, letters of credit, or such other collateral as may be permitted by regulatory agencies and approved by the board. If the market price of the loaned securities goes up, the Fund will get additional collateral on a daily basis. The risks are that the borrower may not provide additional collateral when required or return the securities when due. During the existence of the loan, the Fund receives cash payments equivalent to all interest or other distributions paid on the loaned securities. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. The Fund will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest, or other distributions on the securities loaned.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with the lending of portfolio securities include:
Credit Risk and Management Risk.

Mortgage- and Asset-Backed Securities
Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and Collateralized Mortgage Obligations (CMOs). These securities may be issued or guaranteed by U.S. government agencies or instrumentalities (see also Agency and Government Securities), or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement.

Stripped mortgage-backed securities are a type of mortgage-backed security that receive differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.

CMOs are hybrid mortgage-related instruments secured by pools of mortgage loans or other mortgage-related securities, such as mortgage pass through securities or stripped mortgage-backed securities. CMOs may be structured into multiple classes, often referred to as "tranches," with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than its stated maturity.

The yield characteristics of mortgage-backed securities differ from those of other debt securities. Among the differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and principal may be repaid at any time. These factors may reduce the expected yield.

--------------------------------------------------------------------------------
9 -- AXP MONEY MARKET SERIES, INC. -- AXP CASH MANAGEMENT FUND

Asset-backed securities have structural characteristics similar to mortgage-backed securities. Asset-backed debt obligations represent direct or indirect participation in, or secured by and payable from, assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property, and receivables from credit card or other revolving credit arrangements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Payments or distributions of principal and interest on asset-backed debt obligations may be supported by non-governmental credit enhancements including letters of credit, reserve funds, overcollateralization, and guarantees by third parties. The market for privately issued asset-backed debt obligations is smaller and less liquid than the market for government sponsored mortgage-backed securities. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with mortgage- and asset-backed securities include:
Call/Prepayment Risk, Credit Risk, Interest Rate Risk, Liquidity Risk, and Management Risk.

Repurchase Agreements
The Fund may enter into repurchase agreements with certain banks or non-bank dealers. In a repurchase agreement, the Fund buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with repurchase agreements include: Credit Risk and Management Risk.

Reverse Repurchase Agreements
In a reverse repurchase agreement, the investor would sell a security and enter into an agreement to repurchase the security at a specified future date and price. The investor generally retains the right to interest and principal payments on the security. Since the investor receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. (See also Derivative Instruments.)

Although one or more of the other risks described in this SAI may apply, the largest risks associated with reverse repurchase agreements include: Credit Risk, Interest Rate Risk, and Management Risk.

Sovereign Debt
A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. (See also Foreign Securities.)

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt.

Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

Sovereign debt includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with sovereign debt include: Credit Risk, Foreign/Emerging Markets Risk, and Management Risk.

Variable- or Floating-Rate Securities
The Fund may invest in securities that offer a variable- or floating-rate of interest. Variable-rate securities provide for automatic establishment of a new interest rate at fixed intervals (e.g., daily, monthly, semiannually, etc.). Floating-rate securities generally provide for automatic adjustment of the interest rate whenever some specified interest rate index changes.

Variable- or floating-rate securities frequently include a demand feature enabling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics.

--------------------------------------------------------------------------------
10 -- AXP MONEY MARKET SERIES, INC. -- AXP CASH MANAGEMENT FUND

Variable-rate demand notes include master demand notes that are obligations that permit the Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is not an established secondary market for these obligations. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer.

Although one or more of the other risks described in this SAI may apply, the largest risks associated with variable- or floating-rate securities include:
Credit Risk and Management Risk.

Security Transactions
Subject to policies set by the board, AEFC is authorized to determine, consistent with the Fund's investment goal and policies, which securities will be purchased, held, or sold. The description of policies and procedures in this section also applies to any Fund subadviser. In determining where the buy and sell orders are to be placed, AEFC has been directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the board. In selecting broker-dealers to execute transactions, AEFC may consider the price of the security, including commission or mark-up, the size and difficulty of the order, the reliability, integrity, financial soundness, and general operation and execution capabilities of the broker, the broker's expertise in particular markets, and research services provided by the broker.

The Fund, AEFC, any subadviser and American Express Financial Advisors Inc. (the Distributor) each have a strict Code of Ethics that prohibits affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for the Fund.

The Fund's securities may be traded on a principal rather than an agency basis. In other words, AEFC will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. AEFC does not pay the dealer commissions. Instead, the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.

On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The board has adopted a policy authorizing AEFC to do so to the extent authorized by law, if AEFC determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or AEFC's overall responsibilities with respect to the Fund and the other American Express mutual funds for which it acts as investment manager.

Research provided by brokers supplements AEFC's own research activities. Such services include economic data on, and analysis of, U.S. and foreign economies; information on specific industries; information about specific companies, including earnings estimates; purchase recommendations for stocks and bonds; portfolio strategy services; political, economic, business, and industry trend assessments; historical statistical information; market data services providing information on specific issues and prices; and technical analysis of various aspects of the securities markets, including technical charts. Research services may take the form of written reports, computer software, or personal contact by telephone or at seminars or other meetings. AEFC has obtained, and in the future may obtain, computer hardware from brokers, including but not limited to personal computers that will be used exclusively for investment decision-making purposes, which include the research, portfolio management, and trading functions and other services to the extent permitted under an interpretation by the SEC.

When paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge, AEFC must follow procedures authorized by the board. To date, three procedures have been authorized. One procedure permits AEFC to direct an order to buy or sell a security traded on a national securities exchange to a specific broker for research services it has provided. The second procedure permits AEFC, in order to obtain research, to direct an order on an agency basis to buy or sell a security traded in the over-the-counter market to a firm that does not make a market in that security. The commission paid generally includes compensation for research services. The third procedure permits AEFC, in order to obtain research and brokerage services, to cause the Fund to pay a commission in excess of the amount another broker might have charged. AEFC has advised the Fund that it is necessary to do business with a number of brokerage firms on a continuing basis to obtain such services as the handling of large orders, the willingness of a broker to risk its own money by taking a position in a security, and the specialized handling of a particular group of securities that only certain brokers may be able to offer. As a result of this

--------------------------------------------------------------------------------
11 -- AXP MONEY MARKET SERIES, INC. -- AXP CASH MANAGEMENT FUND arrangement, some portfolio transactions may not be effected at the lowest commission, but AEFC believes it may obtain better overall execution. AEFC has represented that under all three procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services performed or research provided.

All other transactions will be placed on the basis of obtaining the best available price and the most favorable execution. In so doing, if in the professional opinion of the person responsible for selecting the broker or dealer, several firms can execute the transaction on the same basis, consideration will be given by such person to those firms offering research services. Such services may be used by AEFC in providing advice to all American Express mutual funds even though it is not possible to relate the benefits to any particular fund.

Each investment decision made for the Fund is made independently from any decision made for another portfolio, fund, or other account advised by AEFC or any of its subsidiaries. When the Fund buys or sells the same security as another portfolio, fund, or account, AEFC carries out the purchase or sale in a way the Fund agrees in advance is fair. Although sharing in large transactions may adversely affect the price or volume purchased or sold by the Fund, the Fund hopes to gain an overall advantage in execution. On occasion, the Fund may purchase and sell a security simultaneously in order to profit from short-term price disparities.

On a periodic basis, AEFC makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions. The review evaluates execution, operational efficiency, and research services.


The Fund paid no brokerage commissions for the three most recent fiscal years. Substantially all firms through whom transactions were executed provide research services.

No transactions were directed to brokers because of research services they provided to the Fund except for the affiliates as noted below.

As of the end of the most recent fiscal year, the Fund held securities of its regular brokers or dealers of the parent of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities as presented below:

                                                Value of securities
Name of issuer                              owned at end of fiscal year

Fleet Funding                                      $120,858,088
Goldman Sachs Group                                  81,486,281
Merrill Lynch                                        18,000,000
Salomon Smith Barney                                 88,320,528


Brokerage Commissions Paid to Brokers Affiliated with
American Express Financial Corporation

Affiliates of American Express Company (of which AEFC is a wholly-owned subsidiary) may engage in brokerage and other securities transactions on behalf of the Fund according to procedures adopted by the board and to the extent consistent with applicable provisions of the federal securities laws. Subject to approval by the board, the same conditions apply to transactions with broker-dealer affiliates of any subadviser. AEFC will use an American Express affiliate only if (i) AEFC determines that the Fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the Fund and (ii) the affiliate charges the Fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.


No brokerage commissions were paid to brokers affiliated with AEFC for the three most recent fiscal years.


--------------------------------------------------------------------------------
12 -- AXP MONEY MARKET SERIES, INC. -- AXP CASH MANAGEMENT FUND

Performance Information
The Fund may quote various performance figures to illustrate past performance. Average annual total return and current yield quotations, if applicable, used by the Fund are based on standardized methods of computing performance as required by the SEC. An explanation of the methods used by the Fund to compute performance follows below.

AVERAGE ANNUAL TOTAL RETURN
The Fund may calculate average annual total return for a class for certain periods by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                           P(1 + T)(to the power of n) = ERV

where:   P   =  a hypothetical initial payment of $1,000
         T   =  average annual total return
         n   =  number of years
        ERV  =  ending  redeemable value of a hypothetical  $1,000 payment, made at the  beginning  of a period,  at the end of the  period
                (or  fractional  portion thereof)

AGGREGATE TOTAL RETURN
The Fund may calculate aggregate total return for a class for certain periods representing the cumulative change in the value of an investment in the Fund over a specified period of time according to the following formula:

                           ERV - P
                          --------
                             P

where:   P =   a hypothetical initial payment of $1,000
      ERV  =   ending  redeemable value of a hypothetical  $1,000 payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)

ANNUALIZED YIELD
The Fund calculates annualized simple and compound yields for a class based on a seven-day period.

The simple yield is calculated by determining the net change in the value of a hypothetical account having a balance of one share at the beginning of the seven-day period, dividing the net change in account value by the value of the account at the beginning of the period to obtain the return for the period, and multiplying that return by 365/7 to obtain an annualized figure. The value of the hypothetical account includes the amount of any declared dividends, the value of any shares purchased with any dividend paid during the period and any dividends declared for such shares. The Fund's yield does not include any realized or unrealized gains or losses.

The Fund calculates its compound yield according to the following formula:

        Compound Yield = (return for seven-day period + 1) x (365/7) - 1


The Fund's simple annualized yield was 1.26% for Class A, 0.51% for Class B, 0.54% for Class C and 1.28% for Class Y and its compound yield was 1.27% for Class A, 0.51% for Class B, 0.54% for Class C and 1.28% for Class Y on July 31, 2002, the last day of the Fund's fiscal year.

Yield, or rate of return, on Fund shares may fluctuate daily and does not provide a basis for determining future yields. However, it may be used as one element in assessing how the Fund is meeting its goal. When comparing an investment in the Fund with savings accounts and similar investment alternatives, you must consider that such alternatives often provide an agreed to or guaranteed fixed yield for a stated period of time, whereas the Fund's yield fluctuates. In comparing the yield of one money market fund to another, you should consider the Fund's investment policies, including the types of investments permitted.


In its sales material and other communications, the Fund may quote, compare or refer to rankings, yields, or returns as published by independent statistical services or publishers and publications such as The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Shearson Lehman Aggregate Bond Index, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal, and Wiesenberger Investment Companies Service. The Fund also may compare its performance to a wide variety of indexes or averages. There are similarities and differences between the investments that the Fund may purchase and the investments measured by the indexes or averages and the composition of the indexes or averages will differ from that of the Fund.

--------------------------------------------------------------------------------
13 -- AXP MONEY MARKET SERIES, INC. -- AXP CASH MANAGEMENT FUND

Ibbotson Associates provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI) and combinations of various capital markets. The performance of these capital markets is based on the returns of different indexes. The Fund may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios.

The Fund may quote various measures of volatility in advertising. Measures of volatility seek to compare a fund's historical share price fluctuations or returns to those of a benchmark.

The Distributor may provide information designed to help individuals understand their investment goals and explore various financial strategies. Materials may include discussions of asset allocation, retirement investing, brokerage products and services, model portfolios, saving for college or other goals, and charitable giving.

Valuing Fund Shares

In accordance with Rule 2a-7 of the 1940 Act, all of the securities in the Fund's portfolio are valued at amortized cost. The amortized cost method of valuation is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date. It does not take into consideration unrealized capital gains or losses.


The board has established procedures designed to stabilize the fund's price per share for purposes of sales and redemptions at $1, to the extent that it is reasonably possible to do so. These procedures include review of the Fund's securities by the board, at intervals deemed appropriate by it, to determine whether the Fund's net asset value per share computed by using available market quotations deviates from a share value of $1 as computed using the amortized cost method. The board must consider any deviation that appears and if it exceeds 0.5% it must determine what action, if any, needs to be taken. If the board determines a deviation exists that may result in a material dilution of the holdings of current shareholders or investors, or in other unfair consequences for such persons, it must undertake remedial action that it deems necessary and appropriate. Such action may include withholding dividends, calculating net asset value per share for purposes of sales and redemptions using available market quotations, making redemptions in kind, and selling securities before maturity in order to realize capital gains or losses or to shorten average portfolio maturity.

While the amortized cost method provides certainty and consistency in portfolio valuation, it may result in valuations of securities that are either somewhat higher or lower than the prices at which the securities could be sold. This means that during times of declining interest rates the yield on the Fund's shares may be higher than if valuations of securities were made based on actual market prices and estimates of market prices. Accordingly, if using the amortized cost method were to result in a lower portfolio value, a prospective investor in the Fund would be able to obtain a somewhat higher yield than he would get if portfolio valuation were based on actual market values. Existing shareholders, on the other hand, would receive a somewhat lower yield than they would otherwise receive. The opposite would happen during a period of rising interest rates.

Investing in the Fund
The minimum purchase for directors, officers and employees of the Fund or AEFC and AEFC financial advisors is $1,000 for the Fund (except payroll deduction plans), with a minimum additional purchase of $25.

Class Y Shares
Class Y shares are offered to certain institutional investors. Class Y shares are sold without a front-end sales charge or a CDSC and are not subject to a distribution fee. The following investors are eligible to purchase Class Y shares:


o  Qualified employee benefit plans* if the plan:
   o uses a daily transfer recordkeeping service offering participants daily access to American Express mutual funds and has
     o  at least $10 million in plan assets or
     o  500 or more participants; or
   o does not use daily transfer recordkeeping and has
     o  at least $3 million invested in American Express mutual funds or
     o  500 or more participants.

o Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.* These institutions must have at least $10 million in American Express mutual funds.

o Nonqualified deferred compensation plans* whose participants are included in a qualified employee benefit plan described above.

o State sponsored college savings plans established under Section 529 of the Internal Revenue Code.

* Eligibility must be determined in advance. To do so, contact your financial advisor.

--------------------------------------------------------------------------------
14 -- AXP MONEY MARKET SERIES, INC. -- AXP CASH MANAGEMENT FUND

SYSTEMATIC INVESTMENT PROGRAMS
After you make your initial investment of $100 or more, you must make additional payments of $100 or more on at least a monthly basis until your balance reaches $2,000. These minimums do not apply to all systematic investment programs. You decide how often to make payments -- monthly, quarterly, or semiannually. You are not obligated to make any payments. You can omit payments or discontinue the investment program altogether. The Fund also can change the program or end it at any time.

AUTOMATIC DIRECTED DIVIDENDS
Dividends, including capital gain distributions, paid by another American Express mutual fund, may be used to automatically purchase shares in the same class of the Fund. Dividends may be directed to existing accounts only. Dividends declared by a fund are exchanged to this Fund the following day. Dividends can be exchanged into the same class of another American Express mutual fund but cannot be split to make purchases in two or more funds. Automatic directed dividends are available between accounts of any ownership except:
o Between a non-custodial account and an IRA, or 401(k) plan account or other qualified retirement account of which American Express Trust Company acts as custodian;
o Between two American Express Trust Company custodial accounts with different owners (for example, you may not exchange dividends from your IRA to the IRA of your spouse); and
o Between different kinds of custodial accounts with the same ownership (for example, you may not exchange dividends from your IRA to your 401(k) plan account, although you may exchange dividends from one IRA to another IRA).

Dividends may be directed from accounts established under the Uniform Gifts to Minors Act (UGMA) or Uniform Transfers to Minors Act (UTMA) only into other UGMA or UTMA accounts with identical ownership.

The Fund's investment goal is described in its prospectus along with other information, including fees and expense ratios. Before exchanging dividends into another fund, you should read that fund's prospectus. You will receive a confirmation that the automatic directed dividend service has been set up for your account.

REJECTION OF BUSINESS
The Fund or AECSC reserves the right to reject any business, in its sole discretion.

Selling Shares
You have a right to sell your shares at any time. For an explanation of sales procedures, please see the prospectus.

During an emergency, the board can suspend the computation of NAV, stop accepting payments for purchase of shares, or suspend the duty of the Fund to redeem shares for more than seven days. Such emergency situations would occur if:
o The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or
o Disposal of the Fund's securities is not reasonably practicable or it is not reasonably practicable for the Fund to determine the fair value of its net assets, or
o The SEC, under the provisions of the 1940 Act, declares a period of emergency to exist.

Should the Fund stop selling shares, the board may make a deduction from the value of the assets held by the Fund to cover the cost of future liquidations of the assets so as to distribute fairly these costs among all shareholders.

The Fund has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates the Fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of the period. Although redemptions in excess of this limitation would normally be paid in cash, the Fund reserves the right to make these payments in whole or in part in securities or other assets in case of an emergency, or if the payment of a redemption in cash would be detrimental to the existing shareholders of the Fund as determined by the board. In these circumstances, the securities distributed would be valued as set forth in this SAI. Should the Fund distribute securities, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.

--------------------------------------------------------------------------------
15 -- AXP MONEY MARKET SERIES, INC. -- AXP CASH MANAGEMENT FUND

Pay-out Plans
You can use any of several pay-out plans to redeem your investment in regular installments. If you redeem shares, you may be subject to a contingent deferred sales charge as discussed in the prospectus. While the plans differ on how the pay-out is figured, they all are based on the redemption of your investment. Net investment income dividends and any capital gain distributions will automatically be reinvested, unless you elect to receive them in cash. If you are redeeming a tax-qualified plan account for which American Express Trust Company acts as custodian, you can elect to receive your dividends and other distributions in cash when permitted by law. If you redeem an IRA or a qualified retirement account, certain restrictions, federal tax penalties, and special federal income tax reporting requirements may apply. You should consult your tax advisor about this complex area of the tax law.

Applications for a systematic investment in a class of the Fund subject to a sales charge normally will not be accepted while a pay-out plan for any of those funds is in effect. Occasional investments, however, may be accepted.

To start any of these plans, please consult your selling agent or write American Express Client Service Corporation, 70100 AXP Financial Center, Minneapolis, MN 55474, or call (800) 437-3133. Your authorization must be received at least five days before the date you want your payments to begin. The initial payment must be at least $50. Payments will be made on a monthly, bimonthly, quarterly, semiannual, or annual basis. Your choice is effective until you change or cancel it.

The following pay-out plans are designed to take care of the needs of most shareholders in a way AEFC can handle efficiently and at a reasonable cost. If you need a more irregular schedule of payments, it may be necessary for you to make a series of individual redemptions, in which case you will have to send in a separate redemption request for each pay-out. The Fund reserves the right to change or stop any pay-out plan and to stop making such plans available.

Plan #1: Pay-out for a fixed period of time
If you choose this plan, a varying number of shares will be redeemed at regular intervals during the time period you choose. This plan is designed to end in complete redemption of all shares in your account by the end of the fixed period.

Plan #2: Redemption of a fixed number of shares
If you choose this plan, a fixed number of shares will be redeemed for each payment and that amount will be sent to you. The length of time these payments continue is based on the number of shares in your account.

Plan #3: Redemption of a fixed dollar amount
If you decide on a fixed dollar amount, whatever number of shares is necessary to make the payment will be redeemed in regular installments until the account is closed.

Plan #4: Redemption of a percentage of net asset value
Payments are made based on a fixed percentage of the net asset value of the shares in the account computed on the day of each payment. Percentages range from 0.25% to 0.75%. For example, if you are on this plan and arrange to take 0.5% each month, you will get $50 if the value of your account is $10,000 on the payment date.


--------------------------------------------------------------------------------
16 -- AXP MONEY MARKET SERIES, INC. -- AXP CASH MANAGEMENT FUND

Taxes

For tax purposes, an exchange is considered a sale and purchase, and may result in a gain or loss. A sale is a taxable transaction. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held more than one year). If you sell shares for less than their cost, the difference is a capital loss. If you buy Class A shares of this or another American Express mutual fund and within 91 days exchange into this Fund, you may not include the sales charge in your calculation of tax gain or loss on the sale of the first fund you purchased. The sales charge may be included in the calculation of your tax gain or loss on a subsequent sale of this Fund.


If you have a nonqualified investment in the Fund and you wish to move part or all of those shares to an IRA or qualified retirement account in the Fund, you can do so without paying a sales charge. However, this type of exchange is considered a redemption of shares and may result in a gain or loss for tax purposes. In addition, this type of exchange may result in an excess contribution under IRA or qualified plan regulations if the amount exchanged plus the amount of the initial sales charge applied to the amount exchanged exceeds annual contribution limitations. For example: If you were to exchange $2,000 in Class A shares from a nonqualified account to an IRA without considering the 5% ($100) initial sales charge applicable to that $2,000, you may be deemed to have exceeded current IRA annual contribution limitations. You should consult your tax advisor for further details about this complex subject.


Net investment income dividends received should be treated as dividend income for federal income tax purposes. Corporate shareholders are generally entitled to a deduction equal to 70% of that portion of the Fund's dividend that is attributable to dividends the Fund received from domestic (U.S.) securities. For the most recent fiscal year, none of the Fund's net investment income dividends qualified for the corporate deduction.


The Fund may be subject to U.S. taxes resulting from holdings in a passive foreign investment company (PFIC). A foreign corporation is a PFIC when 75% or more of its gross income for the taxable year is passive income or 50% or more of the average value of its assets consists of assets that produce or could produce passive income.

Income earned by the Fund may have had foreign taxes imposed and withheld on it in foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the Fund's total assets at the close of its fiscal year consists of securities of foreign corporations, the Fund will be eligible to file an election with the Internal Revenue Service under which shareholders of the Fund would be required to include their pro rata portions of foreign taxes withheld by foreign countries as gross income in their federal income tax returns. These pro rata portions of foreign taxes withheld may be taken as a credit or deduction in computing the shareholders' federal income taxes. If the election is filed, the Fund will report to its shareholders the per share amount of such foreign taxes withheld and the amount of foreign tax credit or deduction available for federal income tax purposes.

Capital gain distributions, if any, received by shareholders should be treated as long-term capital gains regardless of how long they owned their shares. Short-term capital gains earned by the Fund are paid to shareholders as part of their ordinary income dividend and are taxable. A special 28% rate on capital gains may apply to sales of precious metals, if any, owned directly by the Fund.

Under the Internal Revenue Code of 1986 (the Code), gains or losses attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest or other receivables, or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, gains or losses on disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gains or losses. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

Under federal tax law, by the end of a calendar year the Fund must declare and pay dividends representing 98% of ordinary income for that calendar year and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Oct. 31 of that calendar year. The Fund is subject to an excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. The Fund intends to comply with federal tax law and avoid any excise tax.

The Internal Revenue Code imposes two asset diversification rules that apply to the Fund as of the close of each quarter. First, as to 50% of its holdings, the Fund may hold no more than 5% of its assets in securities of one issuer and no more than 10% of any one issuer's outstanding voting securities. Second, the Fund cannot have more than 25% of its assets in any one issuer.

For purposes of the excise tax distributions, "section 988" ordinary gains and losses are distributable based on an Oct. 31 year end. This is an exception to the general rule that ordinary income is paid based on a calendar year end.

--------------------------------------------------------------------------------
17 -- AXP MONEY MARKET SERIES, INC. -- AXP CASH MANAGEMENT FUND

If a mutual fund is the holder of record of any share of stock on the record date for any dividend payable with respect to the stock, the dividend will be included in gross income by the Fund as of the later of (1) the date the share became ex-dividend or (2) the date the Fund acquired the share. Because the dividends on some foreign equity investments may be received some time after the stock goes ex-dividend, and in certain rare cases may never be received by the Fund, this rule may cause the Fund to pay income to its shareholders that it has not actually received. To the extent that the dividend is never received, the Fund will take a loss at the time that a determination is made that the dividend will not be received.


This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor as to the application of federal, state, and local income tax laws to Fund distributions.

Agreements

INVESTMENT MANAGEMENT SERVICES AGREEMENT

AEFC, a wholly-owned subsidiary of American Express Company, is the investment manager for the Fund. Under the Investment Management Services Agreement, AEFC, subject to the policies set by the board, provides investment management services.

For its services, AEFC is paid a fee based on the following schedule. Each class of the Fund pays its proportionate share of the fee.

Assets (billions)                             Annual rate at each asset level

First   $1.00                                              0.360%
Next     0.50                                              0.343
Next     0.50                                              0.325
Next     0.50                                              0.308
Next     1.00                                              0.290
Next     3.00                                              0.270
Over     6.50                                              0.250


On the last day of the most recent fiscal year, the daily rate applied to the Fund's net assets was equal to 0.300% on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding business day.

The management fee is paid monthly. Under the agreement, the total amount paid was $19,698,010 for fiscal year 2002, $19,147,901 for fiscal year 2001, and $17,461,716 for fiscal year 2000.

Under the agreement, the Fund also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees; audit and certain legal fees; fidelity bond premiums; registration fees for shares; office expenses; postage of confirmations except purchase confirmations; consultants' fees; compensation of board members, officers and employees; corporate filing fees; organizational expenses; expenses incurred in connection with lending securities; and expenses properly payable by the Fund, approved by the board. Under the agreement, nonadvisory expenses, net of earnings credits, paid by the Fund were $2,912,166 for fiscal year 2002, $2,913,436 for fiscal year 2001, and $470,653 for fiscal year 2000.

Basis for board approving the investment advisory contract
Based on its work throughout the year and detailed analysis by the Contracts Committee of reports provided by AEFC, the independent board members determined to renew the Investment Management Services Agreement based on:
o tangible steps AEFC has taken to improve the competitive ranking and consistency of the investment performance of the Fund, including changes in leadership, portfolio managers, compensation structures, and the implementation of management practices,
o continued commitment to expand the range of investment options that it offers investors, through repositioning existing funds and creating new funds,
o consistent effort to provide a management structure that imposes disciplines that ensure adherence to stated management style and expected risk characteristics,
o additional time needed to evaluate the efficacy of the new AEFC management structure that has produced improved performance results in the short-term,
o benefit of economy of scale that results from the graduated fee structure and the reasonableness of fees in light of the fees paid by similar funds in the industry,
o  competitive  total  expenses that are either at or only slightly above the median expenses of comparable funds, and
o  reasonable  level  of  AEFC's   profitability  from  its  mutual  fund
   operations.


--------------------------------------------------------------------------------
18 -- AXP MONEY MARKET SERIES, INC. -- AXP CASH MANAGEMENT FUND

ADMINISTRATIVE SERVICES AGREEMENT
The Fund has an Administrative Services Agreement with AEFC. Under this agreement, the Fund pays AEFC for providing administration and accounting services. The fee is calculated as follows:

Assets (billions)               Annual rate at each asset level

First   $1.0                                  0.030%
Next     0.5                                  0.027
Next     0.5                                  0.025
Next     0.5                                  0.022
Over     2.5                                  0.020


On the last day of the most recent fiscal year, the daily rate applied to the Fund's net assets was equal to 0.023% on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of the preceding business day. Under the agreement, the Fund paid fees of $1,584,135 for fiscal year 2002, $1,528,832 for fiscal year 2001, and $1,376,918 for fiscal year 2000.


Third parties with which AEFC contracts to provide services for the Fund or its shareholders may pay a fee to AEFC to help defray the cost of providing administrative and accounting services. The amount of any such fee is negotiated separately with each service provider and does not constitute compensation for investment advisory, distribution, or other services. Payment of any such fee neither increases nor reduces fees or expenses paid by shareholders of the Fund.

TRANSFER AGENCY AGREEMENT
The Fund has a Transfer Agency Agreement with American Express Client Service Corporation (AECSC). This agreement governs AECSC's responsibility for administering and/or performing transfer agent functions, for acting as service agent in connection with dividend and distribution functions and for performing shareholder account administration agent functions in connection with the issuance, exchange and redemption or repurchase of the Fund's shares. Under the agreement, AECSC will earn a fee from the Fund determined by multiplying the number of shareholder accounts at the end of the day by a rate determined for each class and dividing by the number of days in the year. The rate for Class A is $24.00 per year, for Class B is $25.00 per year, for Class C is $24.50 per year and for Class Y is $22.00 per year. The fees paid to AECSC may be changed by the board without shareholder approval.

DISTRIBUTION AGREEMENT
American Express Financial Advisors Inc. is the Fund's principal underwriter (the Distributor). The Fund's shares are offered on a continuous basis.


PLAN AND AGREEMENT OF DISTRIBUTION

For Class B and Class C shares, to help defray the cost of distribution and servicing, not covered by the sales charges received under the Distribution Agreement, the Fund and the Distributor entered into a Plan and Agreement of Distribution (Plan) pursuant to Rule 12b-1 under the 1940 Act.

Under the Plan, the Fund pays a fee up to actual expenses incurred at an annual rate of up to 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares.


Expenses covered under this Plan include sales commissions; business, employee and financial advisor expenses charged to distribution of Class B and Class C shares; and overhead appropriately allocated to the sale of Class B and Class C shares. These expenses also include costs of providing personal service to shareholders. A substantial portion of the costs are not specifically identified to any one of the American Express mutual funds.


--------------------------------------------------------------------------------
19 -- AXP MONEY MARKET SERIES, INC. -- AXP CASH MANAGEMENT FUND

The Plan must be approved annually by the board, including a majority of the disinterested board members, if it is to continue for more than a year. At least quarterly, the board must review written reports concerning the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan and any agreement related to it may be terminated at any time by vote of a majority of board members who are not interested persons of the Fund and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, or by vote of a majority of the outstanding voting securities of the relevant class of shares or by the Distributor. The Plan (or any agreement related to it) will terminate in the event of its assignment, as that term is defined in the 1940 Act. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval, and all material amendments to the Plan must be approved by a majority of the board members, including a majority of the board members who are not interested persons of the Fund and who do not have a financial interest in the operation of the Plan or any agreement related to it. The selection and nomination of disinterested board members is the responsibility of the other disinterested board members. No board member who is not an interested person has any direct or indirect financial interest in the operation of the Plan or any related agreement. For the most recent fiscal year, under the agreement, the Fund paid fees of $2,374,649 for Class B shares and $16,705 for Class C shares. The fee is not allocated to any one service (such as advertising, payments to underwriters, or other uses). However, a significant portion of the fee is generally used for sales and promotional expenses.


CUSTODIAN AGREEMENT

The Fund's securities and cash are held by American Express Trust Company, 200 AXP Financial Center, Minneapolis, MN 55474, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the Fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.


Organizational Information

The Fund is an open-end management investment company. The Fund headquarters are at 901 S. Marquette Ave., Suite 2810, Minneapolis, MN 55402-3268.

SHARES
The shares of the Fund represent an interest in that fund's assets only (and profits or losses), and, in the event of liquidation, each share of the Fund would have the same rights to dividends and assets as every other share of that Fund.

VOTING RIGHTS
As a shareholder in the Fund, you have voting rights over the Fund's management and fundamental policies. You are entitled to one vote for each share you own. Each class, if applicable, has exclusive voting rights with respect to matters for which separate class voting is appropriate under applicable law. All shares have cumulative voting rights with respect to the election of board members. This means that you have as many votes as the number of shares you own, including fractional shares, multiplied by the number of members to be elected.

DIVIDEND RIGHTS
Dividends paid by the Fund, if any, with respect to each class of shares, if applicable, will be calculated in the same manner, at the same time, on the same day, and will be in the same amount, except for differences resulting from differences in fee structures.

AMERICAN EXPRESS FINANCIAL CORPORATION
AEFC has been a provider of financial services since 1894. Its family of companies offers not only mutual funds but also insurance, annuities, investment certificates and a broad range of financial management services.


In addition to managing assets of more than $66 billion for the American Express Funds, AEFC manages investments for itself and its subsidiaries, American Express Certificate Company and IDS Life Insurance Company. Total assets owned and managed as of the end of the most recent fiscal year were more than $199 billion.

The Distributor serves individuals and businesses through its nationwide network of more than 600 supervisory offices, more than 3,800 branch offices and more than 9,900 financial advisors.


--------------------------------------------------------------------------------
20 -- AXP MONEY MARKET SERIES, INC. -- AXP CASH MANAGEMENT FUND


FUND HISTORY TABLE FOR ALL PUBLICLY OFFERED AMERICAN EXPRESS FUNDS
                                           Date of              Form of            State of      Fiscal
Fund                                     organization         organization       organization   year end         Diversified

AXP(R) Bond Fund, Inc.                   6/27/74, 6/31/86*       Corporation           NV/MN         8/31             Yes
AXP(R) California Tax-Exempt Trust                 4/7/86   Business Trust**              MA         6/30
   AXP(R) California Tax-Exempt Fund                                                                                   No
AXP(R) Discovery Fund, Inc.              4/29/81, 6/13/86*       Corporation           NV/MN         7/31             Yes
AXP(R) Equity Select Fund, Inc.          3/18/57, 6/13/86*       Corporation           NV/MN        11/30             Yes
AXP(R) Extra Income Fund, Inc.                    8/17/83        Corporation              MN         5/31             Yes
AXP(R) Federal Income Fund, Inc.                  3/12/85        Corporation              MN         5/31
   AXP(R) Federal Income Fund                                                                                         Yes
   AXP(R) U.S. Government Mortgage Fund                                                                               Yes

AXP(R) Global Series, Inc.                       10/28/88        Corporation              MN        10/31
   AXP(R) Emerging Markets Fund                                                                                       Yes
   AXP(R) Global Balanced Fund                                                                                        Yes
   AXP(R) Global Bond Fund                                                                                             No
   AXP(R) Global Growth Fund                                                                                          Yes

   AXP(R) Global Technology Fund***                                                                                   Yes

AXP(R) Growth Series, Inc.                5/21/70, 6/13/86*      Corporation           NV/MN         7/31
   AXP(R) Growth Fund                                                                                                 Yes

   AXP(R) Large Cap Equity Fund                                                                                       Yes
   AXP(R) Large Cap Value Fund                                                                                        Yes

   AXP(R) Research Opportunities Fund                                                                                 Yes

AXP(R) High Yield
      Tax-Exempt Fund, Inc.             12/21/78, 6/13/86*      Corporation           NV/MN        11/30             Yes

AXP(R) International Fund, Inc.                   7/18/84        Corporation              MN        10/31
   AXP(R) European Equity Fund                                                                                         No
   AXP(R) International Fund                                                                                          Yes
AXP(R) Investment Series, Inc.            1/18/40, 6/13/86*      Corporation           NV/MN         9/30
   AXP(R) Diversified
      Equity Income Fund                                                                                             Yes

   AXP(R) Mid Cap Value Fund                                                                                          Yes

   AXP(R) Mutual                                                                                                      Yes
AXP(R) Managed Series, Inc.                       10/9/84        Corporation              MN         9/30
   AXP(R) Managed Allocation Fund                                                                                     Yes
AXP(R) Market Advantage Series, Inc.              8/25/89        Corporation              MN         1/31
   AXP(R) Blue Chip Advantage Fund                                                                                    Yes
   AXP(R) International
      Equity Index Fund                                                                                               No
   AXP(R) Mid Cap Index Fund                                                                                           No
   AXP(R) Nasdaq 100 Index Fund                                                                                        No
   AXP(R) S&P 500 Index Fund                                                                                           No
   AXP(R) Small Company Index Fund                                                                                    Yes
   AXP(R) Total Stock Market Index Fund                                                                                No

AXP(R) Money Market Series, Inc.         8/22/75, 6/13/86*       Corporation           NV/MN         7/31

   AXP(R) Cash Management Fund                                                                                        Yes

AXP(R) New Dimensions Fund, Inc.         2/20/68, 6/13/86*       Corporation           NV/MN         7/31

   AXP(R) Growth Dimensions Fund                                                                                      Yes
   AXP(R) New Dimensions Fund                                                                                         Yes

--------------------------------------------------------------------------------
21 -- AXP MONEY MARKET SERIES, INC. -- AXP CASH MANAGEMENT FUND


FUND HISTORY TABLE FOR ALL PUBLICLY OFFERED AMERICAN EXPRESS FUNDS (continued)

                                           Date of              Form of           State of         Fiscal
Fund                                     organization         organization       organization     year end      Diversified
AXP(R) Partners Series, Inc.                      3/20/01        Corporation              MN         5/31
   AXP(R) Partners Fundamental
        Value Fund                                                                                                   Yes

   AXP(R) Partners Select Value Fund                                                                                  Yes
   AXP(R) Partners Small Cap Core Fund                                                                                Yes

   AXP(R) Partners Small Cap Value Fund                                                                                No
   AXP(R) Partners Value Fund                                                                                         Yes

AXP(R) Partners International
   Series, Inc.                                   5/9/01        Corporation              MN        10/31
   AXP(R) Partners International
        Aggressive Growth Fund                                                                                       Yes
   AXP(R) Partners International
        Select Value Fund                                                                                            Yes

AXP(R) Precious Metals Fund, Inc.                 10/5/84        Corporation              MN         3/31              No

AXP(R) Progressive Fund, Inc.            4/23/68, 6/13/86*       Corporation           NV/MN         9/30             Yes
AXP(R) Selective Fund, Inc.              2/10/45, 6/13/86*       Corporation           NV/MN         5/31             Yes
AXP(R) Special Tax-Exempt Series Trust             4/7/86     Business Trust**            MA         6/30

   AXP(R) Insured Tax-Exempt Fund                                                                                     Yes
   AXP(R) Massachusetts Tax-Exempt Fund                                                                                No
   AXP(R) Michigan Tax-Exempt Fund                                                                                     No
   AXP(R) Minnesota Tax-Exempt Fund                                                                                    No
   AXP(R) New York Tax-Exempt Fund                                                                                     No
   AXP(R) Ohio Tax-Exempt Fund                                                                                         No

AXP(R) Stock Fund, Inc.                  2/10/45, 6/13/86*       Corporation           NV/MN         9/30             Yes

AXP(R) Strategy Series, Inc.                      1/24/84        Corporation              MN         3/31

   AXP(R) Equity Value Fund                                                                                           Yes
   AXP(R) Focused Growth Fund***                                                                                       No
   AXP(R) Partners
        Small Cap Growth Fund***                                                                                     Yes

   AXP(R) Small Cap Advantage Fund                                                                                    Yes
   AXP(R) Strategy Aggressive Fund                                                                                    Yes
AXP(R) Tax-Exempt Series, Inc.           9/30/76, 6/13/86*       Corporation           NV/MN        11/30
   AXP(R) Intermediate Tax-Exempt Fund                                                                                Yes
   AXP(R) Tax-Exempt Bond Fund                                                                                        Yes
AXP(R) Tax-Free Money Fund, Inc.         2/29/80, 6/13/86*       Corporation           NV/MN        12/31             Yes

AXP(R) Utilities Income Fund, Inc.***             3/25/88        Corporation              MN         6/30
   AXP(R) Utilities Fund                                                                                              Yes

*    Date merged into a Minnesota corporation incorporated on 4/7/86.

** Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the trust itself is unable to meet its obligations.

*** Effective Feb. 7, 2002, AXP(R) Focus 20 Fund changed its name to AXP(R) Focused Growth Fund, AXP(R) Innovations Fund changed its name to AXP(R) Global Technology Fund, AXP(R) Small Cap Growth Fund changed its name to AXP(R) Partners Small Cap Growth Fund and AXP(R) Utilities Income Fund, Inc. created a series, AXP(R) Utilities Fund.


--------------------------------------------------------------------------------
22 -- AXP MONEY MARKET SERIES, INC. -- AXP CASH MANAGEMENT FUND

Board Members and Officers

Shareholders elect a board that oversees the Fund's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board.


The following is a list of the Fund's board members. Each member oversees 15 Master Trust portfolios and 78 American Express mutual funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the board.



Independent Board Members

--------------------------- ------------------------ ------------------------ ------------------------ ------------------------

Name,                       Position held with       Principal occupations    Other                    Committee
address,                    Registrant and length    during past five years   directorships            memberships
age                         of service
--------------------------- ------------------------ ------------------------ ------------------------ ------------------------
--------------------------- ------------------------ ------------------------ ------------------------ ------------------------
H. Brewster Atwater, Jr.    Board member             Retired chair and                                 Board Effectiveness,
4900 IDS Tower              since 1996               chief executive                                   Executive, Investment
Minneapolis, MN 55402                                officer, General                                  Review
Born in 1931                                         Mills, Inc. (consumer
                                                     foods)
--------------------------- ------------------------ ------------------------ ------------------------ ------------------------
--------------------------- ------------------------ ------------------------ ------------------------ ------------------------
Arne H. Carlson             Chair of the Board       Chair, Board Services                             Joint Audit,
901 S. Marquette Ave.       since 1999               Corporation (provides                             Contracts, Executive,
Minneapolis, MN 55402                                administrative                                    Investment Review,
Born in 1934                                         services to boards),                              Board Effectiveness
                                                     former Governor of
                                                     Minnesota
--------------------------- ------------------------ ------------------------ ------------------------ ------------------------
--------------------------- ------------------------ ------------------------ ------------------------ ------------------------
Lynne V. Cheney             Board member since 1994  Distinguished Fellow,    The Reader's Digest      Joint Audit,
American Enterprise                                  AEI                      Association Inc.         Contracts
Institute
for Public Policy
Research
AEI) 1150 17th St., N.W.
Washington, D.C. 20036
Born in 1941
--------------------------- ------------------------ ------------------------ ------------------------ ------------------------
--------------------------- ------------------------ ------------------------ ------------------------ ------------------------
Livio D. DeSimone           Board member since 2001  Retired chair of the     Cargill, Incorporated    Joint Audit,
30 Seventh Street East                               board and                (commodity  merchants    Contracts
Suite 3050                                           chief executive          and processors),
St. Paul, MN 55101-4901                              officer, Minnesota       Target Corporation
Born in 1936                                         Mining and               (department stores),
                                                     Manufacturing (3M)       General Mills, Inc.
                                                                              (consumer foods),
                                                                              Vulcan Materials
                                                                              Company (construction
                                                                              materials/ chemicals),
                                                                              Milliken & Company
                                                                              (textiles and chemicals)
                                                                              and Nexia
                                                                              Biotechnologies, Inc.
--------------------------- ------------------------ ------------------------ ------------------------ ------------------------
--------------------------- ------------------------ ------------------------ ------------------------ ------------------------
Ira D. Hall                 Board member since 2001  Private investor;        Imagistics               Contracts,
Texaco, Inc.                                         formerly with Texaco     International, Inc.      Investment Review
2000 Westchester Avenue                              Inc., treasurer,         (office equipment),
White Plains, NY 10650                               1999-2001 and general    Reynolds & Reynolds
Born in 1944                                         manager, alliance        Company (information
                                                     management operations,   services), TECO
                                                     1998-1999. Prior to      Energy, Inc. (energy
                                                     that, director,          holding company), The
                                                     International            Williams Companies,
                                                     Operations IBM Corp.     Inc. (energy
                                                                              distribution company)
--------------------------- ------------------------ ------------------------ ------------------------ ------------------------
--------------------------- ------------------------ ------------------------ ------------------------ ------------------------
Heinz F. Hutter             Board member since 1994  Retired president and                             Board Effectiveness,
P.O. Box 2187                                        chief operating                                   Executive, Investment
Minneapolis, MN 55402                                officer, Cargill,                                 Review
Born in 1929                                         Incorporated
                                                     (commodity merchants
                                                     and processors)
--------------------------- ------------------------ ------------------------ ------------------------ ------------------------
--------------------------- ------------------------ ------------------------ ------------------------ ------------------------
Anne P. Jones               Board member since 1985  Attorney and consultant  Motorola, Inc.           Joint Audit,
5716 Bent Branch Rd.                                                          (electronics)            Board Effectiveness,
Bethesda, MD 20816                                                                                     Executive
Born in 1935
--------------------------- ------------------------ ------------------------ ------------------------ ------------------------
--------------------------- ------------------------ ------------------------ ------------------------ ------------------------
Stephen R. Lewis, Jr.       Board member since 2002  Retired president and                             Contracts,
901 S. Marquette Ave.                                professor of                                      Investment Review
Minneapolis, MN 55402                                economics, Carleton
Born in 1939                                         College


--------------------------- ------------------------ ------------------------ ------------------------ ------------------------
--------------------------- ------------------------ ------------------------ ------------------------ ------------------------
William R. Pearce           Board member since 1980  RII Weyerhaeuser World                            Executive,
2050 One Financial Plaza                             Timberfund, L.P.                                  Investment Review,
Minneapolis, MN 55402                                (develops timber                                  Board Effectiveness
Born in 1927                                         resources)--
                                                     management committee;
                                                     former chair, American
                                                     Express Funds
--------------------------- ------------------------ ------------------------ ------------------------ ------------------------

--------------------------------------------------------------------------------
23 -- AXP MONEY MARKET SERIES, INC. -- AXP CASH MANAGEMENT FUND


Independent Board Members (continued)
--------------------------- ------------------------ ------------------------ ------------------------ ------------------------


Name,                       Position held with       Principal occupations    Other                    Committee
address,                    Registrant and length    during past five years   directorships            memberships
age                         of service
--------------------------- ------------------------ ------------------------ ------------------------ ------------------------
--------------------------- ------------------------ ------------------------ ------------------------ ------------------------
Alan G. Quasha              Board member since 2002  President, Quadrant      Compagnie Financiere     Joint Audit,
720 Fifth Avenue                                     Management, Inc.         Richemont AG (luxury     Investment Review
New York, NY 10019                                   (management of private   goods)
Born in 1949                                         equities)
--------------------------- ------------------------ ------------------------ ------------------------ ------------------------
--------------------------- ------------------------ ------------------------ ------------------------ ------------------------
Alan K. Simpson             Board member since 1997  Former three-term        Biogen, Inc.             Joint Audit,
1201 Sunshine Ave.                                   United States Senator    (bio-pharmaceuticals)    Contracts
Cody, WY 82414                                       for Wyoming
Born in 1931
--------------------------- ------------------------ ------------------------ ------------------------ ------------------------
--------------------------- ------------------------ ------------------------ ------------------------ ------------------------
C. Angus Wurtele            Board member since 1994  Retired chair of the     Bemis Corporation        Contracts, Executive,
4900 IDS Tower                                       board and                (packaging)              Investment Review
Minneapolis, MN 55402                                chief executive
Born in 1934                                         officer,
                                                     The Valspar Corporation
--------------------------- ------------------------ ------------------------ ------------------------ ------------------------



Board Members Affiliated with American Express Financial Corporation (AEFC)


--------------------------- ------------------------ ------------------------ ------------------------ ------------------------
Name,                       Position held with       Principal occupations    Other                    Committee
address,                    Registrant and length    during past five years   directorships            memberships
age                         of service
--------------------------- ------------------------ ------------------------ ------------------------ ------------------------
--------------------------- ------------------------ ------------------------ ------------------------ ------------------------
David R. Hubers             Board member since 1993  Retired chief            Chronimed Inc.
50643 AXP Financial Center                           executive officer and    (specialty
Minneapolis, MN 55474                                director of AEFC         pharmaceutical
Born in 1943                                                                  distribution), RTW
                                                                              Inc. (manages worker's
                                                                              compensation
                                                                              programs), Lawson
                                                                              Software, Inc.
                                                                              (technology based
                                                                              business applications)
--------------------------- ------------------------ ------------------------ ------------------------ ------------------------
--------------------------- ------------------------ ------------------------ ------------------------ ------------------------
John R. Thomas              Board member since       Senior vice president
50652 AXP Financial Center  1987, president since    - information and
Minneapolis, MN 55474       1997                     technology of AEFC
Born in 1937
--------------------------- ------------------------ ------------------------ ------------------------ ------------------------
--------------------------- ------------------------ ------------------------ ------------------------ ------------------------
William F. Truscott         Board member since       Senior vice president
53600 AXP Financial Center  2001, vice president     - chief investment
Minneapolis, MN 55474       since 2002               officer of AEFC;
Born in 1960                                         former chief
                                                     investment officer and
                                                     managing director,
                                                     Zurich Scudder
                                                     Investments
--------------------------- ------------------------ ------------------------ ------------------------ ------------------------


The board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the board. In addition to Mr. Thomas, who is president, and Mr. Truscott, who is vice president, the Fund's other officers are:

Other Officers
---------------------------- ---------------- --------------------------- -------------------------- --------------------------
Name,                        Position held    Principal occupations       Other                      Committee
address,                     with             during past five years      directorships              memberships
age                          Registrant and
                             length of
                             service
---------------------------- ---------------- --------------------------- -------------------------- --------------------------
---------------------------- ---------------- --------------------------- -------------------------- --------------------------
Jeffrey P. Fox               Treasurer        Vice president -
50005 AXP Financial Center   since 2002       investment accounting,
Minneapolis, MN 55474                         AEFC, since 2002; vice
Born in 1955                                  president - finance,
                                              American Express Company,
                                              2000-2002; vice president
                                              - corporate controller,
                                              AEFC, 1996-2000
---------------------------- ---------------- --------------------------- -------------------------- --------------------------
---------------------------- ---------------- --------------------------- -------------------------- --------------------------
Leslie L. Ogg                Vice             President of Board
901 S. Marquette Ave.        president,       Services Corporation
Minneapolis, MN 55402        general
Born in 1938                 counsel, and
                             secretary
                             since 1978
---------------------------- ---------------- --------------------------- -------------------------- --------------------------
---------------------------- ---------------- --------------------------- -------------------------- --------------------------
Stephen W. Roszell           Vice president   Senior vice president -
50239 AXP Financial Center   since 2002       institutional group of
Minneapolis, MN55474                          AEFC
Born in 1949
---------------------------- ---------------- --------------------------- -------------------------- --------------------------



--------------------------------------------------------------------------------
24 -- AXP MONEY MARKET SERIES, INC. -- AXP CASH MANAGEMENT FUND

Responsibilities of board with respect to Fund's management
The board initially approves an Investment Management Services Agreement and other contracts with American Express Financial Corporation (AEFC), one of AEFC's subsidiaries, and other service providers. Once the contracts are approved, the board monitors the level and quality of services including commitments of service providers to achieve expected levels of investment performance and shareholder services. In addition, the board oversees that processes are in place to assure compliance with applicable rules, regulations and investment policies and addresses possible conflicts of interest. Annually, the board evaluates the services received under the contracts by receiving reports covering investment performance, shareholder services, marketing, and AEFC's profitability in order to determine whether to continue existing contracts or negotiate new contracts.

Several committees facilitate its work

Executive Committee -- Acts for the board between meetings of the board. The committee held two meetings during the last fiscal year.

Joint Audit Committee -- Meets with the independent public accountant, internal auditors and corporate officers to review financial statements, reports, and compliance matters. Reports significant issues to the board and makes recommendations to the independent directors regarding the selection of the independent public accountant. The committee held four meetings during the last fiscal year.

Investment Review Committee -- Considers investment management policies and strategies; investment performance; risk management techniques; and securities trading practices and reports areas of concern to the board. The committee held four meetings during the last fiscal year.

Board Effectiveness Committee -- Recommends to the board the size, structure and composition for the board; the compensation to be paid to members of the board; and a process for evaluating the board's performance. The committee also reviews candidates for board membership including candidates recommended by shareholders. To be considered, recommendations must include a curriculum vita and be mailed to the Chairman of the Board, American Express Funds, 901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268. The committee held five meetings during the last fiscal year.

Contracts Committee -- Receives and analyzes reports covering the level and quality of services provided under contracts with the Fund and advises the board regarding actions taken on these contracts during the annual review process. The committee held four meetings during the last fiscal year.

DIRECTORS' HOLDINGS
The following table shows the Fund Directors' ownership of American Express
Funds.

Dollar range of equity securities beneficially owned on Dec. 31, 2001

Based on net asset values as of Dec. 31, 2001
                                                    Aggregate dollar range of
                                  Dollar range of   equity securities of all
                                equity securities    American Express Funds
                                   in the Fund        overseen by Director

                                      Range                   Range

H. Brewster Atwater, Jr.               none               over $100,000
Arne H. Carlson                        none             $50,001-$100,000
Lynne V. Cheney                        none               over $100,000
Livio D. DeSimone                      none               over $100,000
Ira D. Hall                        over $100,000          over $100,000
David R. Hubers                     $1-$10,000            over $100,000
Heinz F. Hutter                     $1-$10,000            over $100,000
Anne P. Jones                     $10,001-$50,000         over $100,000
William R. Pearce                      none               over $100,000
Alan K. Simpson                        none               over $100,000
John R. Thomas                         none               over $100,000
C. Angus Wurtele                       none               over $100,000


--------------------------------------------------------------------------------
25 -- AXP MONEY MARKET SERIES, INC. -- AXP CASH MANAGEMENT FUND

COMPENSATION FOR BOARD MEMBERS
During the most recent fiscal year, the independent members of the Fund board, for attending up to 34 meetings, received the following compensation:

Compensation Table


                                                   Total cash compensation from
                               Aggregate            American Express Funds and
Board member*         compensation from the Fund   Preferred Master Trust Group
H. Brewster Atwater, Jr.         $4,756                     $152,608
Lynne V. Cheney                   4,433                      127,558
Livio D. DeSimone                 4,383                      123,958
Ira D. Hall                       4,483                      131,208
Heinz F. Hutter                   4,806                      153,308
Anne P. Jones                     4,906                      161,758
Stephen R. Lewis, Jr.             2,658                       73,825
William R. Pearce                 4,783                      146,958
Alan G. Quasha                    1,633                       52,225
Alan K. Simpson                   4,383                      123,708
C. Angus Wurtele                  4,706                      145,658


* Arne H. Carlson, Chair of the Board, is compensated by Board Services Corporation.

As of 30 days prior to the date of this SAI, the Fund's board members and officers as a group owned less than 1% of the outstanding shares of any class.

Principal Holders of Securities

As of 30 days prior to the date of this SAI, John W. Slagle, Irvine, CA held 6.81% of Fund Class C shares and William J. Springer, Houston, TX held 9.26% of Fund Class C shares.

Independent Auditors

The financial statements contained in the Annual Report were audited by independent auditors, KPMG LLP, 4200 Wells Fargo Center, 90 S. Seventh St., Minneapolis, MN 55402-3900. The independent auditors also provide other accounting and tax-related services as requested by the Fund.

--------------------------------------------------------------------------------
26 -- AXP MONEY MARKET SERIES, INC. -- AXP CASH MANAGEMENT FUND

Appendix

DESCRIPTION OF MONEY MARKET SECURITIES
The types of instruments that form the major part of the Fund's investments are described below.

Certificates of Deposit -- A certificate of deposit is a negotiable receipt issued by a bank or savings and loan association in exchange for the deposit of funds. The issuer agrees to pay the amount deposited, plus interest, on the date specified on the certificate.

Time Deposit -- A time deposit is a non-negotiable deposit in a bank for a fixed period of time.

Bankers' Acceptances -- A bankers' acceptance arises from a short-term credit arrangement designed to enable businesses to obtain funds to finance commercial transactions. It is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date.

Commercial Paper -- Commercial paper is generally defined as unsecured short-term notes issued in bearer form by large well-known corporations and finance companies. Maturities on commercial paper range from one day to nine months.

Commercial paper rated A by Standard & Poor's Corporation has the following characteristics: Liquidity ratios are better than the industry average. Long-term senior debt rating is "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowances made for unusual circumstances. Typically, the issuer's industry is well established, the issuer has a strong position within its industry and the reliability and quality of management is unquestioned. Issuers rated A are further rated by use of numbers 1, 2 and 3 to denote relative strength within this highest classification.

A Prime rating is the highest commercial paper rating assigned by Moody's Investors Services Inc. Issuers rated Prime are further rated by use of numbers 1, 2 and 3 to denote relative strength within this highest classification. Among the factors considered by Moody's in assigning ratings for an issuer are the following: (1) management; (2) economic evaluation of the industry and an appraisal of speculative type risks which may be inherent in certain areas; (3) competition and customer acceptance of products; (4) liquidity; (5) amount and quality of long-term debt; (6) ten year earnings trends; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

Letters of Credit -- A letter of credit is a short-term note issued in bearer form with a bank letter of credit which provides that the bank pay to the bearer the amount of the note upon presentation.

U.S. Treasury Bills -- Treasury bills are issued with maturities of any period up to one year. Three-month and six-month bills are currently offered by the Treasury on 13-week and 26-week cycles respectively and are auctioned each week by the Treasury. Treasury bills are issued in book entry form and are sold only on a discount basis, i.e., the difference between the purchase price and the maturity value constitutes interest income for the investor. If they are sold before maturity, a portion of the income received may be a short-term capital gain.

U.S. Government Agency Securities -- Federal agency securities are debt obligations which principally result from lending programs of the U.S. government. Housing and agriculture have traditionally been the principal beneficiaries of Federal credit programs, and agencies involved in providing credit to agriculture and housing account for the bulk of the outstanding agency securities.

Repurchase Agreements -- A repurchase agreement involves the acquisition of securities by the Fund, with the concurrent agreement by a bank (or securities dealer if permitted by law or regulation), to reacquire the securities at the Fund's cost, plus interest, within a specified time. The Fund thereby receives a fixed rate of return on this investment, one that is insulated from market and rate fluctuations during the holding period. In these transactions, the securities acquired by the Fund have a total value equal to or in excess of the value of the repurchase agreement and are held by the Fund's custodian until required.

Floating rate instruments -- These instruments pay interest at a rate tied to an external interest rate. The rate changes whenever there is a change in the external interest rate.

If AEFC becomes aware that a security owned by the Fund is downgraded below the second highest rating, AEFC will either sell the security or recommend to the Fund's board why it should not be sold.

--------------------------------------------------------------------------------
27 -- AXP MONEY MARKET SERIES, INC. -- AXP CASH MANAGEMENT FUND

S-6320-20 Y (9/02)

Investments in Securities

AXP Cash Management Fund
July 31, 2002
(Percentages represent value of investments compared to net assets)

U.S. government agencies (24.4%)

      ISSUER         ANNUALIZED     AMOUNT               VALUE(A)
                   YIELD ON DATE  PAYABLE AT
                    OF PURCHASE    MATURITY

Federal Home Loan Bank Disc Nts
     08-02-02           1.71%     $14,800,000           $14,799,297
     08-14-02           1.78       22,000,000            21,985,859
     08-26-02           1.72       17,400,000            17,379,217
     08-30-02           1.74       24,750,000            24,715,309
     09-04-02           1.71       18,400,000            18,370,284
     09-13-02           1.69        8,600,000             8,582,640
     09-18-02           1.73        6,300,000             6,285,468
     10-09-02           1.74       18,700,000            18,637,994
     10-11-02           1.74       35,000,000            34,880,582
     11-06-02           1.74       28,600,000            28,466,684
Federal Home Loan Mtge Corp Disc Nts
     08-08-02           1.77       36,700,000            36,687,405
     08-09-02           1.83        5,600,000             5,597,723
     08-09-02           1.86       50,000,000            49,979,332
     08-09-02           1.95       30,000,000            29,987,000
     08-20-02           1.71       26,500,000            26,476,084
     08-21-02           1.78       31,800,000            31,768,553
     08-22-02           1.74       62,500,000            62,436,700
     08-23-02           1.77        7,000,000             6,992,428
     08-23-02           1.78       83,200,000            83,109,496
     08-27-02           1.72        9,600,000             9,588,075
     08-29-02           1.75       38,700,000            38,647,325
     09-03-02           1.72       24,300,000            24,261,687
     09-05-02           1.73       29,900,000            29,849,710
     09-12-02           1.72       21,200,000            21,157,459
     09-12-02           1.73       23,400,000            23,352,771
     09-24-02           1.69       34,600,000            34,512,289
     09-26-02           1.71       46,400,000            46,276,576
     10-10-02           1.74       35,900,000            35,778,887
     10-24-02           1.65       29,000,000            28,889,027
     11-22-02           1.74       29,600,000            29,439,264
     12-30-02           1.74       17,700,000            17,571,562
     12-30-02           1.75       15,500,000            15,386,876
Federal Natl Mtge Assn Disc Nts
     08-05-02           1.85       10,600,000            10,597,821
     08-07-02           1.77       23,000,000            22,993,215
     08-13-02           1.94       39,000,000            38,974,780
     08-14-02           1.77       25,000,000            24,984,021
     08-14-02           1.97       34,000,000            33,975,813
     08-16-02           1.71       42,700,000            42,669,576
     08-28-02           1.74       38,000,000            37,950,410
     08-28-02           1.75       60,800,000            60,720,333
     09-04-02           1.74       29,600,000            29,551,357
     09-04-02           1.75       30,100,000            30,050,394
     09-11-02           1.71       24,600,000            24,552,092
     09-11-02           1.72       52,100,000            51,997,942
     09-11-02           1.73       18,200,000            18,164,141
     09-11-02           1.74       23,000,000            22,954,422
     09-18-02           1.72       32,900,000            32,824,549
     09-18-02           1.74       11,100,000            11,074,248
     09-25-02           1.72       39,000,000            38,897,516
     09-25-02           1.73       11,700,000            11,669,076
     11-29-02           1.78       25,200,000            25,051,320
     12-04-02           1.73       36,800,000            36,580,222
     12-11-02           1.73       24,800,000            24,643,595
     12-13-02           1.74       39,500,000            39,245,642
TOTAL U.S. GOVERNMENT AGENCIES
(Cost: $1,551,972,048)                               $1,551,972,048

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
8 -- AXP CASH MANAGEMENT FUND -- 2002 ANNUAL REPORT

Certificates of deposit (8.3%)

      ISSUER         ANNUALIZED     AMOUNT               VALUE(A)
                   YIELD ON DATE  PAYABLE AT
                    OF PURCHASE    MATURITY

Barclays Bank Yankee
     09-10-02           1.79%     $23,000,000           $23,000,000
     11-07-02           1.80       31,200,000            31,200,000
BNP Paribas Yankee
     09-06-02           1.79       31,400,000            31,400,000
     09-09-02           1.79       29,000,000            29,000,000
     11-08-02           1.78       25,000,000            25,000,000
     11-14-02           1.83       17,000,000            17,000,000
     11-18-02           1.81       24,000,000            24,000,000
     01-14-03           1.83       24,200,000            24,200,000
     01-17-03           1.84       18,000,000            18,000,000
Canadian Imperial Bank of Commerce Yankee
     10-15-02           1.78       30,000,000            30,000,000
     01-15-03           1.83       30,000,000            30,000,000
Credit Agricole Indosuez Yankee
     08-19-02           1.88       31,000,000            31,000,000
     11-15-02           1.83       18,000,000            18,000,000
Societe Generale Yankee
     11-21-02           1.84       24,700,000            24,700,000
Westdeutsche Landesbank Yankee
     08-15-02           1.87       22,000,000            22,000,000
     08-19-02           1.89       20,000,000            20,000,000
     08-29-02           1.81       22,900,000            22,900,000
     10-18-02           1.80       28,000,000            28,000,000
     11-22-02           1.84       30,000,000            30,000,000
     11-25-02           1.84       22,400,000            22,400,000
     01-21-03           1.78       26,600,000            26,600,000
TOTAL CERTIFICATES OF DEPOSIT
(Cost: $528,400,000)                                   $528,400,000


Commercial paper (67.0%)

      ISSUER         ANNUALIZED     AMOUNT               VALUE(A)
                   YIELD ON DATE  PAYABLE AT
                    OF PURCHASE    MATURITY

ASSET-BACKED (33.1%)
Alpine Securitization
     08-26-02           1.80%     $30,200,000(b)        $30,162,250
     09-19-02           1.80       20,000,000(b)         19,951,000
     10-02-02           1.79       21,000,000(b)         20,935,623
     11-22-02           1.76       25,000,000(b)         24,862,674
Amsterdam Funding
     08-02-02           1.80       20,000,000(b)         19,999,000
     09-17-02           1.78       26,000,000(b)         25,939,579
     10-01-02           1.78       22,500,000(b)         22,432,519
     11-14-02           1.80       26,300,000(b)         26,162,692
Barton Capital
     08-19-02           1.81       21,000,000(b)         20,980,995
     08-21-02           1.81       27,000,000(b)         26,972,850
     09-06-02           1.81       21,600,000(b)         21,560,904
     10-04-02           1.81       15,000,000(b)         14,952,000
     10-11-02           1.80       31,677,000(b)         31,565,171
CAFCO
     08-08-02           1.82       30,000,000(b)         29,989,384
     08-22-02           1.82       15,000,000(b)         14,984,075
     09-03-02           1.80       53,000,000(b)         52,912,550
     09-06-02           1.80       15,200,000(b)         15,172,640
     09-09-02           1.79       19,600,000(b)         19,561,992
Charta
     08-02-02           1.81       26,000,000(b)         25,998,693
     08-05-02           1.81       26,000,000(b)         25,994,771
     08-21-02           1.80       27,000,000(b)         26,973,000
     08-27-02           1.80       24,000,000(b)         23,968,800
     08-30-02           1.81       22,000,000(b)         21,967,923
Ciesco LP
     08-12-02           1.74       15,000,000            14,992,025
     09-04-02           1.80       25,000,000            24,957,500
     09-13-02           1.78       19,200,000            19,159,293
     09-19-02           1.78       28,000,000            27,932,162
Corporate Receivables
     08-05-02           1.82       30,000,000(b)         29,993,933
     08-08-02           1.81       25,000,000(b)         24,991,201
     08-27-02           1.80       23,000,000(b)         22,970,100
     09-10-02           1.78        8,700,000(b)          8,682,793
     10-03-02           1.81       25,500,000(b)         25,419,675
CXC
     08-02-02           1.82       30,000,000(b)         29,998,483
     08-20-02           1.82       25,000,000(b)         24,975,986
     08-22-02           1.81       19,000,000(b)         18,979,939
     08-28-02           1.80       17,000,000(b)         16,977,050
     10-17-02           1.79        8,600,000(b)          8,567,258

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
9 -- AXP CASH MANAGEMENT FUND -- 2002 ANNUAL REPORT

      ISSUER         ANNUALIZED     AMOUNT               VALUE(A)
                   YIELD ON DATE  PAYABLE AT
                    OF PURCHASE    MATURITY

ASSET-BACKED (CONTINUED)
Delaware Funding
     09-13-02           1.78%     $26,000,000(b)        $25,944,721
Edison Asset Securitization
     08-01-02           2.04       28,000,000(b)         28,000,000
     08-07-02           1.93       30,000,000(b)         29,990,350
     08-19-02           1.88       33,500,000(b)         33,468,510
     01-10-03           1.84       30,000,000(b)         29,754,300
Enterprise Funding
     08-06-02           1.81       30,000,000(b)         29,992,458
     08-27-02           1.83        6,928,000(b)          6,918,843
     09-11-02           1.78       11,033,000(b)         11,010,634
     09-20-02           1.78       12,105,000(b)         12,075,074
     10-15-02           1.79       31,000,000(b)         30,885,042
Falcon Asset Securitization
     08-12-02           1.81        4,056,000(b)          4,053,757
     09-05-02           1.81       23,632,000(b)         23,590,414
     09-20-02           1.78       24,101,000(b)         24,041,417
     10-07-02           1.80       15,000,000(b)         14,950,029
     10-15-02           1.79       15,583,000(b)         15,525,213
     11-05-02           1.80       15,000,000(b)         14,928,400
Fleet Funding
     08-06-02           1.82       25,000,000(b)         24,993,681
     08-16-02           1.92       29,500,000(b)         29,476,400
     08-20-02           1.84       19,000,000(b)         18,981,549
     08-21-02           1.85       19,500,000(b)         19,479,958
     09-24-02           1.75       28,000,000(b)         27,926,500
Kitty Hawk Funding
     08-09-02           2.10        6,000,000(b)          5,997,200
     08-30-02           1.83        8,088,000(b)          8,076,077
     09-06-02           1.79       22,000,000(b)         21,960,620
     09-09-02           1.81        8,039,000(B)          8,023,237
     09-13-02           1.78       18,689,000(b)         18,649,265
     09-30-02           1.78       21,000,000(b)         20,938,050
     10-22-02           1.79       20,000,000(b)         19,918,911
Old Line Funding
     08-05-02           1.81       16,732,000(b)         16,728,635
     08-06-02           1.81       13,945,000(b)         13,941,494
     08-16-02           1.81       13,835,000(b)         13,824,566
     08-19-02           1.80        4,000,000(b)          3,996,400
     08-20-02           1.83       15,093,000(b)         15,078,423
     09-13-02           1.80       27,000,000(b)         26,941,950
     09-19-02           1.76        7,029,000(b)          7,012,162
     10-01-02           1.79       16,036,000(b)         15,987,634
Park Avenue Receivables
     08-06-02           1.79       30,000,000(b)         29,992,542
     08-07-02           1.79       15,000,000(b)         14,995,525
     08-13-02           1.78       23,000,000(b)         22,986,353
     09-17-02           1.78        5,000,000(b)          4,988,381
Preferred Receivables Funding
     08-06-02           1.79       20,000,000(b)         19,995,028
     08-29-02           1.81       25,000,000(b)         24,964,806
     08-29-02           1.82       25,000,000(b)         24,964,611
     09-03-02           1.77       22,500,000(b)         22,463,494
     10-24-02           1.76       14,215,000(b)         14,156,955
Receivables Capital
     08-16-02           1.82       19,695,000(b)         19,680,065
     08-30-02           1.79       17,000,000(b)         16,975,487
     09-12-02           1.78       22,000,000(b)         21,954,313
     09-16-02           1.78       25,000,000(b)         24,943,139
Sheffield Receivables
     08-15-02           1.81       24,630,000(b)         24,612,663
     08-28-02           1.75       30,000,000(b)         29,960,625
     09-10-02           1.80       10,000,000(b)          9,980,000
     09-20-02           1.78       19,700,000(b)         19,651,297
Variable Funding Capital
     08-07-02           1.78       20,000,000(b)         19,994,067
     08-07-02           1.80       19,000,000(b)         18,994,300
     09-05-02           1.81       26,000,000(b)         25,954,247
     10-02-02           1.79       23,000,000(b)         22,929,492
     01-16-03           1.83        8,000,000(b)          7,932,427
Windmill Funding
     08-02-02           1.79       21,000,000(b)         20,998,956
     08-22-02           1.81       21,000,000(b)         20,977,828
     08-26-02           1.82       26,000,000(b)         25,967,229
     09-23-02           1.78       26,000,000(b)         25,931,866
     11-13-02           1.80       29,200,000(b)         29,049,004
Total                                                 2,101,655,057

BANKS AND SAVINGS & LOANS (11.1%)
Abbey Natl North America
     08-12-02           2.00       22,000,000            21,986,556
     08-30-02           1.81       27,000,000            26,960,741
Barclays U.S. Funding
     08-15-02           1.81       28,500,000            28,479,939
     08-16-02           1.80       31,000,000            30,976,750
     10-10-02           1.79       23,800,000            23,717,626
     10-18-02           1.79       26,000,000            25,899,727

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
10 -- AXP CASH MANAGEMENT FUND -- 2002 ANNUAL REPORT

      ISSUER         ANNUALIZED     AMOUNT               VALUE(A)
                   YIELD ON DATE  PAYABLE AT
                    OF PURCHASE    MATURITY

BANKS AND SAVINGS & LOANS (CONTINUED)
Dresdner US Finance
     08-07-02           2.05%     $30,000,000           $29,989,750
     08-09-02           2.04       29,000,000            28,986,853
     08-13-02           2.03       26,100,000            26,082,339
     11-20-02           1.84       28,000,000            27,842,010
ING US Funding
     08-01-02           2.01       30,000,000            30,000,000
Natl Australia Funding (Delaware)
     08-14-02           2.00       27,000,000            26,980,500
Nordea North America
     08-15-02           1.82       30,000,000            29,978,767
     08-20-02           1.80       23,500,000            23,477,675
     09-04-02           1.79       23,000,000            22,961,117
     09-20-02           1.78       28,500,000            28,429,542
     10-11-02           1.79       40,000,000            39,859,578
     10-21-02           1.81       40,000,000            39,838,000
     10-21-02           1.82       15,000,000            14,938,913
     11-26-02           1.81       26,000,000            25,847,900
Rabobank Nederland
     08-07-02           2.06       30,000,000            29,989,700
Societe Generale North America
     08-01-02           1.84       65,000,000            64,999,998
     08-23-02           1.82       10,650,000            10,638,155
     08-23-02           1.83       25,000,000            24,972,042
     11-19-02           1.81       20,000,000            19,890,000
Total                                                   703,724,178

BROKER DEALERS (3.0%)
Goldman Sachs Group
     08-02-02           2.05       30,000,000            29,998,292
     08-06-02           2.03       11,500,000            11,496,758
     08-08-02           2.05       22,000,000            21,991,231
     12-12-02           1.80       18,000,000(c)         18,000,000
Merrill Lynch
     03-05-03           1.82       18,000,000(c)         18,000,000
Salomon Smith Barney
     09-06-02           1.80       28,600,000            28,548,520
     11-12-02           1.80       28,100,000            27,956,089
     11-26-02           1.78       32,000,000            31,815,919
Total                                                   187,806,809

COMMERCIAL FINANCE (1.2%)
Nestle Capital
     08-12-02           2.04       27,500,000(b)         27,482,900
     08-15-02           1.94       15,000,000(b)         14,988,683
     08-16-02           1.87       34,000,000(b)         33,973,509
Total                                                    76,445,092

ENERGY (0.5%)
Chevron Transport
     08-06-02           2.00       21,000,000(b)         20,994,166
Chevron UK Investment
     08-08-02           1.80        3,300,000(b)          3,298,845
     08-14-02           1.81        5,100,000(b)          5,096,667
Total                                                    29,389,678

FINANCIAL SERVICES (8.9%)
AEGON Funding
     12-19-02           1.78       29,000,000(b)         28,800,383
     12-19-02           1.79       21,500,000(b)         21,351,172
     12-20-02           1.79       23,000,000(b)         22,839,652
     01-17-03           1.81       56,000,000(b)         55,529,429
     01-17-03           1.84       30,000,000(b)         29,743,683
     01-28-03           1.82       27,500,000(b)         27,252,500
Caterpillar Financial Services
     08-07-02           1.92        9,000,000             8,997,120
     08-13-02           1.92        9,150,000             9,144,144
Intl Lease Finance
     08-20-02           1.81       10,000,000             9,990,447
     09-23-02           1.75        6,150,000             6,134,155
     10-22-02           1.81       30,000,000            29,877,000
     11-19-02           1.79       20,000,000            19,891,222
     01-07-03           1.81       19,000,000            18,848,950
     01-08-03           1.80       23,200,000            23,015,431
Southern Co Funding
     08-09-02           1.81       14,000,000(b)         13,994,369
     08-22-02           1.82        5,000,000(b)          4,994,692
     09-09-02           1.78       25,000,000(b)         24,951,792
     09-12-02           1.82       13,000,000(b)         12,972,397
     10-09-02           1.79       13,000,000(b)         12,955,648
     10-16-02           1.79       32,800,000(b)         32,676,744
     11-06-02           1.79       21,245,000(b)         21,143,107
Verizon Global Funding
     08-21-02           1.85       15,000,000(b)         14,984,583
     10-17-02           1.81        6,400,000(b)          6,375,360
Verizon Network Funding
     08-21-02           1.81       19,245,000            19,225,648
     08-26-02           1.81       24,150,000            24,119,645
     08-27-02           1.83       30,708,000            30,667,415
     10-15-02           1.81       10,000,000             9,962,500
     11-15-02           1.95       25,292,000            25,147,526
Total                                                   565,586,714

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
11 -- AXP CASH MANAGEMENT FUND -- 2002 ANNUAL REPORT

      ISSUER         ANNUALIZED     AMOUNT               VALUE(A)
                   YIELD ON DATE  PAYABLE AT
                    OF PURCHASE    MATURITY

HEALTH CARE (0.2%)
Pfizer
     08-02-02           1.75%     $10,000,000(b)         $9,999,514

HOUSEHOLD PRODUCTS (0.4%)
Procter & Gamble
     10-17-02           1.74       25,000,000(b)         24,907,493

INSURANCE (0.3%)
MARSH & MCLENNAN
     10-24-02           1.81       19,050,000(b)         18,969,990

MEDIA (0.4%)
Gannett
     08-12-02           1.75       20,000,000(b)         19,989,305
     08-19-02           1.75        7,300,000(b)          7,293,613
Total                                                    27,282,918

METALS (0.5%)
Alcoa
     09-20-02           1.76       35,000,000            34,914,444

MULTI-INDUSTRY CONGLOMERATES (2.4%)
GE Capital Intl Funding
     08-12-02           1.80       20,000,000(b)         19,989,000
     08-20-02           1.80       25,000,000(b)         24,976,250
     08-27-02           1.84       19,000,000(b)         18,974,751
     08-28-02           1.85       15,000,000(b)         14,979,188
     09-05-02           1.80       28,000,000(b)         27,951,000
     01-27-03           1.81       29,000,000(b)         28,741,892
General Electric Capital
     08-14-02           2.14       20,000,000            19,984,544
Total                                                   155,596,625

UTILITIES -- ELECTRIC (3.9%)
Duke Energy
     09-24-02           1.75       30,000,000            29,921,250
     10-04-02           1.79       19,600,000            19,537,977
     11-18-02           1.79       10,000,000             9,946,106
     11-19-02           1.79       10,000,000             9,945,611
     11-20-02           1.79       23,000,000            22,873,768
     11-21-02           1.79       30,000,000            29,833,867
     11-27-02           1.78       43,000,000            42,750,528
     01-03-03           1.78       25,000,000            24,809,479
     01-06-03           1.81       33,000,000            32,739,300
UBS Finance (Delaware)
     08-05-02           1.99       28,000,000            27,993,809
Total                                                   250,351,695
UTILITIES -- TELEPHONE (1.1%)
     SBC Intl
     09-04-02           1.79       17,000,000(b)         16,971,261
     09-10-02           1.79       20,380,000(b)         20,339,466
     09-17-02           1.77       30,000,000(b)         29,930,675
Total                                                    67,241,402

TOTAL COMMERCIAL PAPER
(Cost: $4,253,871,609)                               $4,253,871,609

TOTAL INVESTMENTS IN SECURITIES
(Cost: $6,334,243,657)(d)                            $6,334,243,657

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.
(c) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on July 31, 2002.
(d) Also represents the cost of securities for federal income tax purposes at July 31, 2002.

--------------------------------------------------------------------------------
12 -- AXP CASH MANAGEMENT FUND -- 2002 ANNUAL REPORT

Financial Statements

Statement of assets and liabilities
AXP Cash Management Fund
July 31, 2002

Assets
Investments in securities, at value (Note 1)
(identified cost $6,334,243,657)                                           $6,334,243,657
Cash in bank on demand deposit                                                 18,510,412
Capital shares receivable                                                         168,600
Accrued interest receivable                                                     1,224,610
                                                                           --------------
Total assets                                                                6,354,147,279
                                                                            -------------

Liabilities
Dividends payable to shareholders                                               1,255,108
Capital shares payable                                                             80,362
Accrued investment management services fee                                         52,365
Accrued distribution fee                                                            7,910
Accrued transfer agency fee                                                         7,785
Accrued administrative services fee                                                 3,953
Other accrued expenses                                                            729,424
                                                                           --------------
Total liabilities                                                               2,136,907
                                                                           --------------
Net assets applicable to outstanding capital stock                         $6,352,010,372
                                                                           ==============

Represented by
Capital stock -- $.01 par value (Note 1)                                   $   63,520,772
Additional paid-in capital                                                  6,288,487,000
Excess of distributions over net investment income                                     (1)
Accumulated net realized gain (loss)                                                2,601
                                                                           --------------
Total -- representing net assets applicable to outstanding capital stock   $6,352,010,372
                                                                           ==============
Net assets applicable to outstanding shares:
                   Class A                                                 $5,766,208,544
                   Class B                                                 $  379,626,926
                   Class C                                                 $    3,559,144
                   Class Y                                                 $  202,615,758
Net asset value per share of outstanding capital stock:
                   Class A shares                         5,766,024,170    $         1.00
                   Class B shares                           379,788,520    $         1.00
                   Class C shares                             3,559,274    $         1.00
                   Class Y shares                           202,705,228    $         1.00
                                                            -----------    --------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
13 -- AXP CASH MANAGEMENT FUND -- 2002 ANNUAL REPORT


Statement of operations

AXP Cash Management Fund
Year ended July 31, 2002

Investment income
Income:
Interest                                                                     $162,785,643
                                                                             ------------
Expenses (Note 2):
Investment management services fee                                             19,698,010
Distribution fee
    Class B                                                                     2,374,649
    Class C                                                                        16,705
Transfer agency fee                                                            13,071,478
Incremental transfer agency fee
    Class A                                                                     1,063,498
    Class B                                                                        59,708
    Class C                                                                           402
Administrative services fees and expenses                                       1,584,135
Compensation of board members                                                      45,931
Custodian fees                                                                    419,906
Printing and postage                                                            1,996,570
Registration fees                                                                 841,839
Audit fees                                                                         36,250
Other                                                                              25,247
                                                                                   ------
Total expenses                                                                 41,234,328
    Earnings credits on cash balances (Note 2)                                   (453,577)
                                                                                 --------
Total net expenses                                                             40,780,751
                                                                               ----------
Investment income (loss) -- net                                               122,004,892
                                                                              -----------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on security transactions (Note 3)                         37,386
                                                                                   ------
Net increase (decrease) in net assets resulting from operations              $122,042,278
                                                                             ------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
14 -- AXP CASH MANAGEMENT FUND -- 2002 ANNUAL REPORT

Statements of changes in net assets
AXP Cash Management Fund

Year ended July 31,                                                                   2002                     2001

Operations and distributions
Investment income (loss) -- net                                               $    122,004,892         $    328,942,921
Net realized gain (loss) on investments                                                 37,386                    6,061
                                                                                        ------                    -----
Net increase (decrease) in net assets resulting from operations                    122,042,278              328,948,982
                                                                                   -----------              -----------
Distributions to shareholders from:
   Net investment income
     Class A                                                                      (114,798,111)            (309,127,272)
     Class B                                                                        (3,590,767)             (11,336,961)
     Class C                                                                           (22,053)                 (16,835)
     Class Y                                                                        (3,594,108)              (8,461,719)
                                                                                    ----------               ----------
Total distributions                                                               (122,005,039)            (328,942,787)
                                                                                  ------------             ------------
Capital share transactions at constant $1 net asset value
Proceeds from sales
     Class A shares                                                             15,251,379,851           16,621,476,728
     Class B shares                                                                557,524,233              404,002,096
     Class C shares                                                                 12,962,225                1,970,087
     Class Y shares                                                                212,427,535              324,334,535
Reinvestment of distributions at net asset value
     Class A shares                                                                115,021,206              309,605,354
     Class B shares                                                                  3,560,788               11,198,696
     Class C shares                                                                     20,690                   16,103
     Class Y shares                                                                  3,612,868                8,512,225
Payments for redemptions
     Class A shares                                                            (15,748,777,409)         (16,220,392,217)
     Class B shares (Note 2)                                                      (454,014,609)            (375,077,786)
     Class C shares (Note 2)                                                       (10,288,817)              (1,123,023)
     Class Y shares                                                               (187,522,143)            (300,272,985)
                                                                                  ------------             ------------
Increase (decrease) in net assets from capital share transactions                 (244,093,582)             784,249,813
                                                                                  ------------              -----------
Total increase (decrease) in net assets                                           (244,056,343)             784,256,008
Net assets at beginning of year                                                  6,596,066,715            5,811,810,707
                                                                                 -------------            -------------
Net assets at end of year                                                     $  6,352,010,372         $  6,596,066,715
                                                                              ================         ================
Undistributed (excess of distributions over)
net investment income                                                         $             (1)        $            146
                                                                              ----------------         ----------------

See accompanying notes to financial statements.
--------------------------------------------------------------------------------
15 -- AXP CASH MANAGEMENT FUND -- 2002 ANNUAL REPORT

Notes to Financial Statements

AXP Cash Management Fund

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of AXP Money Market Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund invests primarily in money market instruments. AXP Money Market Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board.

The Fund offers Class A, Class B, Class C and Class Y shares.

o Class A shares have no sales charge.
o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.
o Class C shares may be subject to a CDSC.
o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee and incremental transfer agency fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities
Pursuant to Rule 2a-7 of the 1940 Act, all securities are valued daily at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1 per share.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

--------------------------------------------------------------------------------
16 -- AXP CASH MANAGEMENT FUND -- 2002 ANNUAL REPORT

The tax character of distributions paid for the years indicated is as follows:

Year ended July 31                          2002                   2001

Class A
Distributions paid from:
    Ordinary income                     $114,798,111          $309,127,272
    Long-term capital gain                        --                    --

Class B
Distributions paid from:
    Ordinary income                        3,590,767            11,336,961
    Long-term capital gain                        --                    --

Class C
Distributions paid from:
    Ordinary income                           22,053                16,835
    Long-term capital gain                        --                    --

Class Y
Distributions paid from:
    Ordinary income                        3,594,108             8,461,719
    Long-term capital gain                        --                    --

As of July 31, 2002, the components of distributable earnings on a tax basis are as follows:

Undistributed ordinary income                                 $1, 257,710
Accumulated gain (loss)                                       $        --
Unrealized appreciation (depreciation)                        $        --

Dividends to shareholders
Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash.

Other
Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium and discount, is accrued daily.

2. EXPENSES AND SALES CHARGES
The Fund has agreements with American Express Financial Corporation (AEFC) to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.36% to 0.25% annually.

Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.03% to 0.02% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

--------------------------------------------------------------------------------
17 -- AXP CASH MANAGEMENT FUND -- 2002 ANNUAL REPORT

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o Class A  $24.00
o Class B  $25.00
o Class C  $24.50
o Class Y  $22.00

The Fund has  agreements  with  American  Express  Financial  Advisors Inc. (the
Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares.

Sales charges received by the Distributor for distributing Fund shares were $2,311,910 for Class B and $10,253 for Class C for the year ended July 31, 2002.

During the year ended July 31, 2002, the Fund's custodian and transfer agency fees were reduced by $453,577 as a result of earnings credits from overnight cash balances.

3. SECURITIES TRANSACTIONS
Cost  of  purchases   and   proceeds   from  sales  of   securities   aggregated
$32,191,725,115 and $32,440,009,475,  respectively,  for the year ended July 31,
2002. Realized gains and losses are determined on an identified cost basis.

4. BANK BORROWINGS
The Fund has a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the year ended July 31, 2002.

--------------------------------------------------------------------------------
18 -- AXP CASH MANAGEMENT FUND -- 2002 ANNUAL REPORT

5. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

Class A
Per share income and capital changes(a)

Fiscal period ended July 31,                                         2002       2001       2000       1999       1998
Net asset value, beginning of period                               $ 1.00     $ 1.00     $  1.00     $ 1.00     $ 1.00
                                                                   ------     ------     -------     ------     ------
Income from investment operations:
Net investment income (loss)                                          .02        .05         .05        .05        .05
                                                                      ---        ---         ---        ---        ---
Less distributions:
Dividends from net investment income                                 (.02)      (.05)       (.05)      (.05)      (.05)
                                                                     ----       ----        ----       ----       ----
Net asset value, end of period                                     $ 1.00     $ 1.00     $  1.00     $ 1.00     $ 1.00
                                                                   ------     ------     -------     ------     ------
Ratios/supplemental data
Net assets, end of period (in millions)                            $5,766     $6,149     $ 5,438     $5,032     $3,926
Ratio of expenses to average daily net assets(c)                     .59%       .59%        .58%       .57%       .56%
Ratio of net investment income (loss) to average daily net          1.89%      5.18%       5.37%      4.65%      5.15%
Total return(e)                                                     1.93%      5.35%       5.55%      4.71%      5.34%

Class B
Per share income and capital changes(a)

Fiscal period ended July 31,                                         2002       2001        2000       1999       1998
Net asset value, beginning of period                               $ 1.00     $ 1.00     $  1.00     $ 1.00     $ 1.00
                                                                   ------     ------     -------     ------     ------
Income from investment operations:
Net investment income (loss)                                          .01        .05         .05        .04        .04
                                                                      ---        ---         ---        ---        ---
Less distributions:
Dividends from net investment income                                 (.01)      (.05)       (.05)      (.04)      (.04)
                                                                     ----       ----        ----       ----       ----
Net asset value, end of period                                     $ 1.00     $ 1.00     $  1.00     $ 1.00     $ 1.00
                                                                   ------     ------     -------     ------     ------
Ratios/supplemental data
Net assets, end of period (in millions)                            $  380     $  273     $   232     $  192     $   98
Ratio of expenses to average daily net assets(c)                    1.34%      1.34%       1.33%      1.32%      1.32%
Ratio of net investment income (loss) to average daily net assets   1.13%      4.37%       4.64%      3.88%      4.38%
Total return(e)                                                     1.13%      4.57%       4.76%      3.94%      4.53%

See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
19 -- AXP CASH MANAGEMENT FUND -- 2002 ANNUAL REPORT

Class C
Per share income and capital changes(a)

Fiscal period ended July 31,                                         2002       2001       2000(b)
Net asset value, beginning of period                               $1.00      $1.00      $1.00
                                                                   -----      -----      -----
Income from investment operations:
Net investment income (loss)                                         .01        .05         --
                                                                     ---        ---        ---
Less distributions:
Dividends from net investment income                                (.01)      (.05)        --
                                                                    ----       ----        ---
Net asset value, end of period                                     $1.00      $1.00      $1.00
                                                                   -----      -----      -----
Ratios/supplemental data
Net assets, end of period (in millions)                               $4         $1        $--
Ratio of expenses to average daily net assets(c)                   1.34%      1.34%      1.33%(d)
Ratio of net investment income (loss) to average daily net assets   .99%      3.88%      6.10%(d)
Total return(e)                                                    1.14%      4.68%       .63%

Class Y
Per share income and capital changes(a)

Fiscal period ended July 31,                                         2002       2001       2000       1999       1998
Net asset value, beginning of period                               $1.00      $1.00      $1.00       $1.00      $1.00
                                                                   -----      -----      -----       -----      -----
Income from investment operations:
Net investment income (loss)                                         .02        .05        .05         .05        .05
                                                                     ---        ---        ---         ---        ---
Less distributions:
Dividends from net investment income                                (.02)      (.05)      (.05)       (.05)      (.05)
                                                                    ----       ----       ----        ----       ----
Net asset value, end of period                                     $1.00      $1.00      $1.00       $1.00      $1.00
                                                                   -----      -----      -----       -----      -----

Ratios/supplemental data
Net assets, end of period (in millions)                             $203       $174       $142        $124        $72
Ratio of expenses to average daily net assets(c)                    .57%       .57%       .57%        .56%       .56%
Ratio of net investment income (loss) to average daily net         1.86%      5.18%      5.42%       4.64%      5.16%
Total return(e)                                                    1.95%      5.37%      5.56%       4.72%      5.33%

Notes to financial highlights

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Inception date was June 26, 2000.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) Adjusted to an annual basis.
(e) Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------
20 -- AXP CASH MANAGEMENT FUND -- 2002 ANNUAL REPORT

Independent Auditors' Report

THE BOARD AND SHAREHOLDERS
AXP MONEY MARKET SERIES, INC.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of AXP Cash Management Fund (a series of AXP Money Market Series, Inc.) as of July 31, 2002, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period ended July 31, 2002, and the financial highlights for each of the years in the five-year period ended July 31, 2002. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2002, by correspondence with the custodian or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of AXP Cash Management Fund as of July 31, 2002, and the results of its operations, changes in its net assets, and the financial highlights for each of the periods stated in the first paragraph above, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Minneapolis, Minnesota
September 6, 2002

--------------------------------------------------------------------------------
21 -- AXP CASH MANAGEMENT FUND -- 2002 ANNUAL REPORT

PART C.   OTHER INFORMATION

Item 23.  Exhibits

(a)(1) Articles of Incorporation, as amended Nov. 14, 1991, filed as Exhibit No. 1 to Registrant's Post-Effective Amendment No. 34 to Registration Statement No. 2-54516, are incorporated by reference.

(a)(2)    Articles of Incorporation amended June 16, 1999, filed as Exhibit
          (a)(2) to Registrant's Post-Effective Amendment No. 53 to Registration Statement No. 2-54516, are incorporated by reference.

(b) By-laws, as amended January 11, 2001, are filed electronically herewith.

(c) Stock certificate, filed as Exhibit 4 to Registrant's Amendment No. 12 to Registration Statement No. 2-54516 dated September 18, 1982, is incorporated by reference.

(d)(1) Investment Management Services Agreement dated July 1, 1999 between Registrant and American Express Financial Corporation filed as Exhibit
          (d) to Registrant's Post-Effective Amendment No. 49 to Registration Statement No. 2-54516, is incorporated by reference.

(d)(2) Amendment to Investment Management Services Agreement between AXP Growth Series, Inc. and American Express Financial Corporation, dated June 3, 2002, filed electronically on or about June 12, 2002 as Exhibit (d)(7) to AXP Growth Series, Inc. Post-Effective Amendment No. 71 to Registration Statement No. 2-38355, is incorporated by reference. Registrant's Amendment to Investment Management Services Agreement differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(e) Distribution Agreement, dated July 8, 1999, between AXP Utilities Income Fund, Inc. and American Express Financial Advisors Inc. is incorporated by reference to Exhibit (e) to AXP Utilities Income Fund, Inc. Post-Effective Amendment No. 22 to Registration Statement No. 33-20872 filed on or about August 27, 1999. Registrant's Distribution Agreement differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(f) All employees are eligible to participate in a profit sharing plan. Entry into the plan is Jan. 1 or July 1. The Registrant contributes each year an amount up to 15 percent of their annual salaries, the maximum deductible amount permitted under Section 404(a) of the Internal Revenue Code.

(g)(1) Custodian Agreement between Registrant and American Express Trust Company, dated March 20, 1995, filed electronically as
          Exhibit 8(a) to Registrant's Amendment No. 47 to Registration Statement No. 2-54516 is incorporated by reference.

(g)(2) Custodian Agreement Amendment between Registrant and American Express Trust Company, dated Oct. 9, 1997 is incorporated by
          reference   to  Exhibit  8(c)  to   Registrant's   Post-Effective
          Amendment No. 48 filed on or about Sept. 30, 1998.

(g)(3) Custodian Agreement between American Express Trust Company and The Bank of New York, dated May 13, 1999, is incorporated by reference to Exhibit (g)(3) to IDS Precious Metals Fund, Inc. Post-Effective Amendment No. 33 to Registration Statement File No. 2-93745 filed on or about May 24, 1999.

(g)(4) Custodian Agreement First Amendment between American Express Trust Company and The Bank of New York, dated December 1, 2000, filed electronically as Exhibit (g)(4) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002 is incorporated by reference.

(g)(5) Custodian Agreement Second Amendment between American Express Trust Company and The Bank of New York, dated June 7, 2001, filed electronically as Exhibit (g)(5) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002 is incorporated by reference.

(g)(6) Custodian Agreement Amendment between American Express Trust Company and The Bank of New York, dated January 31, 2002, filed electronically as Exhibit (g)(6) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002 is incorporated by reference.

(h)(1)    Administrative   Services  Agreement  between  Registrant  and
          American Express Financial Corporation, dated March 20, 1995, filed electronically as Exhibit 9(e) to Registrant's Amendment No. 47 to Registration Statement No. 2-54516 is incorporated by reference.

(h)(2) Amendment to Administrative Services Agreement between AXP Growth Series, Inc. and American Express Financial Corporation, dated June 3, 2002, filed electronically on or about June 12, 2002 as Exhibit (h)(7) to AXP Growth Series, Inc. Post-Effective Amendment No. 71 to Registration Statement No. 2-38355, is incorporated by reference.
          Registrant's Amendment to Administrative Services Agreement differs from the one incorporated by reference only by the fact that Registrant is one executing party.

(h)(3) License Agreement between the Registrant and IDS Financial Corporation dated Jan. 25, 1988, filed electronically as Exhibit 9(c) to Registrant's Post-Effective Amendment No. 26 to Registration Statement No. 2-54516, is incorporated by reference.

(h)(4) License Agreement dated June 17, 1999, between the American Express Funds and American Express Company, filed electronically on or about September 23, 1999 as Exhibit (h)(4) to AXP Stock Fund, Inc.'s Post-Effective Amendment No. 98 to Registration Statement No. 2-11358, is incorporated by reference.

(h)(5)    Plan and  Agreement of Merger  dated April 10,  1986,  filed as
          Exhibit 9 to Registrant's Post-Effective Amendment No. 19 to Registration Statement No. 2-54516, is incorporated by reference.

(h)(6) Agreement and Plan of Reorganization, dated Sept. 8, 1994, between IDS Cash Management Fund, a series of IDS Money Market Series, Inc. and IDS Planned Investment Account, also a series of IDS Money Market Series, Inc., filed electronically as Exhibit 4 to Registrant's Pre-Effective Amendment No. 1 on Form N-14, is incorporated by reference.

(h)(7)    Transfer   Agency   Agreement   dated   May  10,  2001 between
          Registrant and American Express Client Service Corporation filed
          electronically  as  Exhibit  (h)(6)  to  Registrant's   Post-Effective
          Amendment  No.  53  to  Registration   Statement  No.   2-54516,   is
          incorporated by reference.

(i) Opinion and consent of counsel as to the legality of the securities being registered is filed electronically herewith.

(j)       Independent auditors' consent is filed electronically herewith.

(k)       Omitted Financial Statements: Not Applicable.

(l)       Initial Capital Agreements: Not Applicable.

(m)(1) Plan and Agreement of Distribution between Registrant and American Express Financial Advisors Inc., dated March 20, 1995, filed electronically as Exhibit 15 to Registrant's Amendment No. 47 to Registration Statement No. 2-54516 is incorporated by reference.

(m)(2)    Plan and  Agreement  of  Distribution  For Class C Shares dated
          March 9, 2000 between Registrant and American Express Financial Advisors Inc. filed as Exhibit (m)(2) to Registrant's Post-Effective
          Amendment  No.  53  to  Registration   Statement  No.   2-54516,  is
          incorporated by reference.

(n)       Plan under Section 18f-3 dated March 9, 2000 filed electronically on
          or  about  June  26,   2000  as  exhibit   (n)  to   Registrant's
          Post-Effective Amendment No. 51 on Form N-1A is incorporated by reference.

(o)       Reserved.

(p)(1) Code of Ethics adopted under Rule 17j-1 for Registrant filed electronically on or about March 30, 2000 as Exhibit (p)(1) to AXP Market Advantage Series, Inc.'s Post-Effective Amendment No. 24 to Registration Statement No. 33-30770 is incorporated by reference.

(p)(2) Code of Ethics adopted under Rule 17j-1 for Registrant's investment adviser and principal underwriter filed electronically on or about March 30, 2000 as Exhibit (p)(2) to AXP Market Advantage Series, Inc.'s Post-Effective Amendment No. 24 to Registration Statement No. 33-30770 is incorporated by reference.

(q)(1) Directors' Power of Attorney to sign amendments to this Registration Statement, dated Jan. 9, 2002, is filed electronically herewith.

(q)(2) Officers' Power of Attorney to sign amendments to this Registration Statement, dated Jan. 9, 2002, is filed electronically herewith.

(q)(3) Officers' Power of Attorney to sign amendments to this Registration Statement, dated Sept. 17, 2002, is filed electronically herewith.

Item 24.  Persons Controlled by or Under Common Control with Registrant.

          None.

Item 25.  Indemnification

          The Articles of Incorporation of the registrant provide that the Fund shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director, officer, employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Fund may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended. The By-laws of the registrant provide that present or former directors or officers of the Fund made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Fund to the full extent authorized by the Minnesota Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

          Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.


Item 26.          Business and Other Connections of Investment Adviser (American Express Financial Corporation)

Directors and officers of American Express Financial Corporation who are directors and/or officers of one or more other companies:

Name and Title                      Other company(s)                  Address*                Title within other
                                                                                                   company(s)
-------------------------       -----------------------      -------------------------    -----------------------
Ruediger Adolf                  American Express Financial                                Senior Vice President
Senior Vice President           Advisors Inc.

Gumer C. Alvero                 American Centurion Life      20 Madison Ave. Extension    Director and Vice President - Annuities
Vice President - Variable       Assurance Company            P.O. Box 5555
Annuities                                                    Albany, NY  12205-0555

                                American Enterprise Life                                  Director, Chairman of the Board and
                                Insurance Company                                         Executive Vice President - Annuities

                                American Express Financial                                Vice President - Annuities
                                Advisors Inc.

                                American Partners Life       1751 AXP Financial Center    Director, President
                                Insurance Company            Minneapolis MN  55474        and Chief Executive Officer

                                IDS Life Insurance Company                                Director and Executive Vice President -
                                                                                          Annuities

                                IDS Life Insurance Company   P.O. Box 5144                Director and Vice President - Annuities
                                of New York                  Albany, NY  12205

                                IDS Life Series Fund, Inc.                                Director and Chairman of the Board

                                IDS Life Variable Annuity                                 Manager and Chairman of the Board
                                Funds A & B

Ward D. Armstrong               American Express Financial                                Senior Vice President -
Senior Vice President -         Advisors Inc.                                             Retirement Services and Asset
Retirement Services                                                                       Management
and Asset Management
                                American Express Asset                                    Senior Vice President
                                Management Group Inc.

                                American Express Service                                  Vice President - Workplace
                                Corporation                                               Financial Services

                                American Express Trust                                    Director and Chairman of
                                Company                                                   the Board

                                Northwinds Marketing                                      Director
                                Group LLC

John M. Baker                   American Express Financial                                Vice President - Plan
Vice President - Plan Sponsor   Advisors Inc.                                             Sponsor Services
Services
                                American Express Trust                                    Director and Senior Vice President
                                Company

Dudley Barksdale                American Express Financial                                Vice President - Service
Vice President - Service        Advisors Inc.                                             Development
Development

Joseph M. Barsky III            American Express Financial                                Vice President - Mutual
Vice President - Mutual Fund    Advisors Inc.                                             Fund Equities
Equities

Timothy V. Bechtold             American Centurion Life      20 Madison Ave. Extension    Director, President and Chief
Vice President -                Assurance Company            P.O. Box 5555                Executive Officer
Insurance Products                                           Albany, NY  12205-0555

                                American Express Financial                                Vice President - Insurance
                                Advisors Inc.                                             Products

                                American Express Insurance                                Director, President and Chief
                                Agency of Alabama Inc.                                    Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Arizona Inc.                                    Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Idaho Inc.                                      Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Maryland Inc.                                   Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Massachusetts Inc.                              Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of Nevada Inc.                                     Executive Officer

                                American Express Insurance                                Director, President and Chief
                                Agency of New Mexico Inc.                                 Executive Officer

                                American Express Insurance                                Director and President
                                Agency of Oklahoma Inc.

                                American Express Insurance                                Director, President and Chief
                                Agency of Wyoming Inc.                                    Executive Officer

                                American Partners Life                                    Director and Chairman of the Board
                                Insurance Company

                                IDS Insurance Agency of                                   Director, President and Chief
                                Arkansas Inc.                                             Executive Officer

                                IDS Insurance Agency of                                   Director, President and Chief
                                Ohio Inc.                                                 Executive Officer

                                IDS Life Insurance Company                                Director and President

                                IDS Life Insurance Company   P.O. Box 5144                Director, President and Chief
                                of New York                  Albany, NY 12205             Executive Officer

                                IDS Life Series Fund, Inc.                                Director, President and Chief
                                                                                          Executive Officer

                                IDS Life Variable Annuity                                 Manager, President and Chief
                                Funds A & B                                               Executive Officer

                                IDS REO 1, LLC                                            Director and President

Walter S. Berman                American Express                                          Director
Director, Senior Vice President Certificate Company
and Chief Financial Officer
                                American Express Financial   70100 AXP Financial Center   Director, Senior Vice President
                                Advisors Inc.                Minneapolis, MN  55474       and Chief Financial Officer

Douglas W. Brewers              American Express Financial   70100 AXP Financial Center   Vice President - Sales
Vice President - Sales Support  Advisors Inc.                Minneapolis, MN  55474       Support

Kenneth I. Chenault             American Express Company     American Express Tower       Chairman and Chief
Director                                                     World Financial Center       Operating Officer
                                                             New York, NY  10285

Kenneth J. Ciak                 AMEX Assurance Company                                    Director, President and Chief
Vice President and General                                                                Executive Officer
Manager - IDS Property
Casualty                        American Express Financial                                Vice President and General
                                Advisors Inc.                                             Manager - IDS Property
                                                                                          Casualty

                                American Express Property                                 Director, President and Chief
                                Casualty Insurance Agency                                 Executive Officer
                                of Kentucky Inc.

                                American Express Property                                 Director, President and Chief
                                Casualty Insurance Agency                                 Executive Officer
                                of Maryland Inc.

                                American Express Property                                 Director, President and Chief
                                Casualty Insurance Agency                                 Executive Officer
                                of Pennsylvania Inc.

                                IDS Property Casualty        1 WEG Blvd.                  Director, President and Chief
                                Insurance Company            DePere, WI 54115             Executive Officer

Paul A. Connolly                American Express Financial                                Vice President - Relationship Leader
Vice President - Retail         Advisors Inc.                                             Retail Distribution Services
Distribution Services

James M. Cracchiolo             American Express Financial                                Director, Chairman, President and
Director, Chairman of           Advisors Inc.                                             Chief Executive Officer
the Board, President and
Chief Executive Officer

Colleen Curran                  American Express Financial                                Vice President and
Vice President and Assistant    Advisors Inc.                                             Assistant General Counsel
General Counsel
                                American Express Service                                  Vice President and Chief
                                Corporation                                               Legal Counsel

Luz Maria Davis                 American Express Financial                                Vice President -
Vice President -                Advisors Inc.                                             Communications
Communications

William V. Elliott              American Express Financial                                Vice President - Financial
Vice President - Financial      Advisors Inc.                                             Planning and Advice
Planning and Advice

Brenda H. Fraser                American Express Financial                                Executive Vice President -
Executive Vice                  Advisors Inc.                                             AEFA Products and Corporate Marketing
President - AEFA
Products and                    IDS Life Insurance Company                                Vice President - Variable Assets
Corporate Marketing

Gordon M. Fines                 American Express Asset                                    Senior Vice President and
Vice President - Mutual Fund    Management Group Inc.                                     Chief Investment Officer
Equity Investments

                                American Express Financial                                Vice President - Mutual
                                Advisors Inc.                                             Fund Equity Investments

Peter A. Gallus                 American Express Financial                                Vice President -
Vice President - Investment     Advisors Inc.                                             Investment Administration
Administration
                                American Express Asset                                    Assistant Treasurer
                                Management Group Inc.

                                American Express Asset                                    Assistant Treasurer
                                Management International Inc.

                                IDS Capital Holdings Inc.                                 Vice President and Controller

Steve Guida                     American Enterprise                                       Vice President
Vice President - New            Investment Services Inc.
Business and Service
                                American Express Financial                                Vice President - New
                                Advisors Inc.                                             Business and Service

Teresa A. Hanratty              American Express Financial                                Senior Vice
Senior Vice                     Advisors Inc.                                             President - Field Management
President - Field Management

Lorraine R. Hart                AMEX Assurance Company                                    Vice President -
Vice President - Insurance                                                                Investments
Investments
                                American Centurion Life      20 Madison Ave. Extension    Vice President -  Investments
                                Assurance Company            P.O. Box 5555
                                                             Albany, NY  12205-0555

                                American Enterprise Life     829 AXP Financial Center     Vice President -  Investments
                                Insurance Company            Minneapolis, MN  55474

                                American Enterprise          829 AXP Financial Center     Vice President
                                REO 1, LLC                   Minneapolis, MN  55474

                                American Express                                          Vice President -  Investments
                                Certificate Company

                                American Express                                          Director, President and Chief
                                Corporation                                               Executive Officer

                                American Express Financial                                Vice President - Insurance
                                Advisors Inc.                                             Investments

                                American Express                                          Vice President -  Investments
                                International Deposit
                                Company

                                American Partners Life       1751 AXP Financial Center    Director and Vice
                                Insurance Company            Minneapolis, MN  55474       President - Investments

                                IDS Life Insurance Company                                Vice President - Investments

                                IDS Life Insurance Company   P.O. Box 5144                Vice President - Investments
                                of New York                  Albany, NY 12205

                                IDS Life Series Fund, Inc.                                Vice President - Investments


                                IDS Life Variable Annuity                                 Vice President - Investments
                                Funds A and B

                                IDS Property Casualty        1 WEG Blvd.                  Vice President - Investment Officer
                                Insurance Company            DePere, WI 54115

                                IDS REO 1, LLC                                            Vice President

                                Investors Syndicate                                       Director and Vice
                                Development Corp.                                         President - Investments

Janis K. Heaney                 American Express Financial                                Vice President - Incentive
Vice President - Incentive      Advisors Inc.                                             Management
Management

Brian M. Heath                  American Express Financial                                Senior Vice President and
Senior Vice President           Advisors Inc.                                             General Sales Manager
and General Sales Manager

Carol A. Holton                 American Centurion Life      20 Madison Ave. Extension    Director
Vice President - Third Party    Assurance Company            Albany, NY 12205-0555
Distribution
                                American Enterprise Life     829 AXP Financial Center     Director, President and
                                Insurance Company            Minneapolis, MN  55474       Chief Executive Officer

                                American Enterprise          829 AXP Financial Center     Director and President
                                REO 1, LLC                   Minneapolis, MN  55474

                                American Express Financial                                Vice President - Third
                                Advisors Inc.                                             Party Distribution

                                IDS Life Insurance Company   20 Madison Ave. Extension    Director
                                of New York                  P.O. Box 5555
                                                             Albany, NY  12205-0555

Darryl G. Horsman               American Express Trust                                    Director, President and Chief
Vice President - Product        Company                                                   Executive Officer
Development and Technology,
American Express Retirement     Northwinds Marketing                                      Director
Services                        Group LLC

Claire Huang                    American Express Financial                                Senior Vice President -
Senior Vice President -         Advisors Inc.                                             Retail Marketing
Retail Marketing

Debra A. Hutchinson             American Express Financial                                Vice President - Technology
Vice President - Technology     Advisors Inc.                                             Relationship Leader
Relationship Leader

James M. Jensen                 American Express Financial                                Vice President - Advice
Vice President - Advice and     Advisors Inc.                                             and Retail Distribution
Retail Distribution Group,                                                                Group Product,
Product, Compensation and                                                                 Compensation and Field
Field Administration                                                                      Administration

Gregory R.  Johnson             American Express Asset                                    Assistant Treasurer
Vice President - Advisory       Management Group Inc.
Planning and Analysis
                                American Express Asset                                    Assistant Treasurer
                                Management International Inc.

                                American Express Financial                                Director, Vice President and
                                Advisors Japan Inc.                                       Chief Financial Officer

                                American Express Financial                                Vice President - Advisory
                                Advisors Inc.                                             Planning and Analysis

                                American Express Service                                  Vice President - Business
                                Corporation                                               Development

John C. Junek                   American Express Financial                                Senior Vice President and
Senior Vice President           Advisors Inc.                                             General Counsel
and General Counsel
                                American Express Financial                                Vice President
                                Advisors Japan Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Alabama Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Arizona Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Maryland Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Massachusetts Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Nevada Inc.



                                American Express Insurance                                Director and Vice President
                                Agency of New Mexico Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Oklahoma Inc.

                                American Express Insurance                                Director and Vice President
                                Agency of Wyoming Inc.

                                American Express Property                                 Director and Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Director and Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Director and Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Director and Vice President
                                Ohio Inc.

                                Investors Syndicate                                       Director
                                Development Corp.

Ora J. Kaine                    American Express Financial                                Vice President - Retail
Vice President - Retail         Advisors Inc.                                             Distribution Services and
Distribution Services and                                                                 Chief of Staff
Chief of Staff

Claire Kolmodin                 American Express Financial                                Vice President - Service
Vice President - Service        Advisors Inc.                                             Quality
Quality

Lori J. Larson                  American Express Financial                                Vice President - Brokerage
Vice President - Brokerage      Advisors Inc.                                             and Direct Services
and Direct Services

Daniel E. Laufenberg            American Express Financial                                Vice President and Chief
Vice President and Chief        Advisors Inc.                                             U.S. Economist
U.S. Economist

Jane W. Lee                     American Express Financial                                Vice President - New
Vice President - New Business   Advisors Inc.                                             Business Development and
Development and Marketing                                                                 Marketing

Steve Lobo                      American Express Financial                                Vice President - Investment
Vice President - Investment     Advisors Inc.                                             Risk Management
Risk Management

Diane D. Lyngstad               American Express Financial                                Vice President - Lead
Vice President - Lead           Advisors Inc.                                             Financial Officer,
Financial Officer,                                                                        U.S. Retail
U.S. Retail
                                American Express Client                                   Vice President and Chief
                                Service Corporation                                       Financial Officer

Tom Mahowald                    American Express Financial                                Vice President and Director of
Vice President and Director of  Advisors Inc.                                             Equity Research
Equity Research

Timothy J. Masek                American Express Financial                                Vice President and Director
Vice President and Director     Advisors Inc.                                             of Fixed Income Research
of Fixed Income Research

Penny Mazal                     American Express Financial                                Vice President - Business
Vice President - Business       Advisors Inc.                                             Transformation
Transformation

Mark T. McGannon                American Express Financial                                Vice President and General
Vice President and              Advisors Inc.                                             Sales Manager - AEFA Products
General Sales
Manager - AEFA Products

Sarah M. McKenzie               American Express Financial                                Vice President -
Vice President -                Advisors Inc.                                             Managed and Brokerage Products
Managed and Brokerage
Products                        American Express Personal                                 Director
                                Trust Services, FSB

Paula R. Meyer                  American Express Financial                                Senior Vice President and General
Senior Vice President           Advisors Inc.                                             Manager - Mutual Funds
and General
Manager - Mutual Funds
                                American Express Certificate                              Director, President Chairman of the
                                Company                                                   Board and Chief Executive Officer

                                American Express                                          Director and President
                                International Deposit
                                Company

                                Investors Syndicate                                       Director, President and Chief
                                Development Corp.                                         Executive Officer

Barry J. Murphy                 American Express Client                                   Director, Chairman, President
Executive Vice President -      Service Corporation                                       and Chief Executive Officer
U.S. Retail Group
                                American Express Financial                                Executive Vice President -
                                Advisors Inc.                                             U.S. Retail Group

                                IDS Life Insurance Company                                Director

Francois B. Odouard             American Express Financial                                Vice President - Brokerage
Vice President -                Advisors Inc.
Brokerage

Michael J. O'Keefe              American Express Financial                                Vice President - Advisory
Vice President - Advisory       Advisors Inc.                                             Business Systems
Business Systems

Carla P. Pavone                 American Express Financial                                Vice President -
Vice President - Product        Advisors Inc.                                             Business Development
Business Development

Kris Petersen                   American Express Financial                                Vice President - SPS and
Vice President - SPS and        Advisors Inc.                                             External Products
External Products
                                IDS Cable Corporation                                     Director, President and Chief Executive
                                                                                          Officer

                                IDS Cable II Corporation                                  Director, President and Chief Executive
                                                                                          Officer

                                IDS Futures Corporation                                   Director, President and Chief Executive
                                                                                          Officer

                                IDS Management Corporation                                Director, President and Chief Executive
                                                                                          Officer

                                IDS Partnership Services                                  Director, President and Chief Executive
                                Corporation                                               Officer

                                IDS Realty Corporation                                    Director, President and Chief Executive
                                                                                          Officer

Ronald W. Powell                American Express Financial                                Vice President and
Vice President and Assistant    Advisors Inc.                                             Assistant General Counsel
General Counsel

Teresa J. Rasmussen             American Express Financial                                Vice President and
Vice President and Assistant    Advisors Inc.                                             Assistant General Counsel
General Counsel
                                American Centurion Life                                   Counsel and Secretary
                                Assurance Company

                                American Enterprise Life                                  Director, Vice President, General Counsel
                                Insurance Company                                         and Secretary

                                American Express Corporation                              Director, Vice President and Secretary

                                IDS Life Insurance Company                                Vice President and General Counsel

                                IDS Life Insurance Company   20 Madison Ave. Extension    Assistant General Counsel and
                                of New York                  Albany, NY 12205-0555        Assistant Secretary

ReBecca K. Roloff               American Express Financial                                Senior Vice President -
Senior Vice President -         Advisors Inc.                                             Field Management and
Field Management                                                                          Financial Advisory Services
and Financial Advisory
Services



Stephen W. Roszell              Advisory Capital Income LLC                               Director
Senior Vice President -
Institutional                   Advisory Capital                                          Director
Group                           Partners LLC

                                Advisory Capital                                          Director
                                Strategies Group Inc.

                                Advisory Select LLC                                       Director

                                American Express Asset                                    Director, President and
                                Management Group Inc.                                     Chief Executive Officer

                                American Express Asset                                    Director and Executive Vice President
                                Management International,
                                Inc.

                                American Express Asset                                    Director
                                Management International,
                                (Japan) Ltd.

                                American Express Asset                                    Director
                                Management Ltd.

                                American Express Financial                                Senior Vice President -
                                Advisors Inc.                                             Institutional

                                American Express Financial                                Director
                                Advisors Japan Inc.

                                American Express Trust                                    Director
                                Company

                                IDS Life Insurance Company                                Director

                                Northwinds Marketing                                      Director
                                Group LLC

Erven A. Samsel                 American Express Financial                                Senior Vice President -
Senior Vice President -         Advisors Inc.                                             Field Management
Field Management
                                American Express Insurance                                Vice President - New England Region
                                Agency of Alabama Inc.

                                American Express Insurance                                Vice President
                                Agency of Idaho Inc.

                                American Express Insurance                                Vice President - New England Region
                                Agency of Maryland Inc.

                                American Express Insurance                                Vice President
                                Agency of Massachusetts Inc.

                                American Express Insurance                                Vice President
                                Agency of Nevada Inc.

                                American Express Insurance                                Vice President
                                Agency of New Mexico Inc.

                                American Express Insurance                                Vice President
                                Agency of Oklahoma Inc.

                                American Express Insurance                                Vice President
                                Agency of Wyoming Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Vice President
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Insurance Agency of                                   Vice President
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Vice President
                                Ohio Inc.

Andrew C. Schell                American Express Financial                                Vice President - Client
Vice President - Client         Advisors Inc.                                             Development and Migration
Development and Migration

Judy P. Skoglund                American Express Financial                                Vice President - Quality
Vice President - Quality and    Advisors Inc.                                             and Service Support
Service Support

Bridget Sperl                   American Enterprise                                       Director, President and Chief
Senior Vice President -         Investment Services Inc.                                  Executive Officer
Client Service
                                American Express Client                                   Director and Senior Vice President
                                Service Corporation

                                American Express Financial                                Senior Vice President -
                                Advisors Inc.                                             Client Service

                                IDS Life Insurance Company                                Executive Vice President -
                                                                                          Client Service

                                IDS Property Casualty                                     Director
                                Insurance Company

Lisa A. Steffes                 American Express Financial                                Vice President - Marketing
Vice President - Marketing      Advisors Inc.                                             Offer Development
Offer Development
                                AMEX Assurance Company                                    Director

                                IDS Property Casualty        1 WEG Blvd.                  Director
                                Insurance Company            DePere, WI 54115

Jeffrey J. Stremcha             American Express Financial                                Vice President -
Vice President - Information    Advisors Inc.                                             Information Resource
Resource Management/ISD                                                                   Management/ISD

John T. Sweeney                 American Express Financial                                Vice President - Lead
Vice President - Lead           Advisors Inc.                                             Financial Officer, Products
Financial Officer, Products
                                AMEX Assurance Company                                    Director

                                IDS Cable Corporation                                     Director

                                IDS Cable II Corporation                                  Director

                                IDS Life Insurance Company                                Director and Executive
                                                                                          Vice President - Finance

                                IDS Partnership                                           Director
                                Services Corporation

                                IDS Property Casualty                                     Director
                                Insurance Company

                                IDS Reality Corporation                                   Director

John R. Thomas                  American Express Financial                                Senior Vice President -
Senior Vice President -         Advisors Inc.                                             Information and Technology
Information and Technology

William F. Truscott             Advisory Capital Income LLC                               Director
Senior Vice President -
Chief Investment Officer        Advisory Capital                                          Director
                                Partners LLC

                                Advisory Select LLC                                       Director

                                American Express Asset                                    Director
                                Management International Inc.

                                American Express Financial                                Senior Vice President -
                                Advisors Inc.                                             Chief Investment Officer

                                IDS Capital Holdings Inc.                                 Director and President

Beth E. Weimer                  American Express Financial                                Vice President - Chief Compliance Officer
Chief Compliance Officer        Advisors Inc.

                                American Enterprise                                       Chief Compliance Officer
                                Investment Services Inc.

                                American Express Asset                                    Chief Compliance Officer
                                Management Group Inc.

                                American Express Asset                                    Chief Compliance Officer
                                Management International Inc.

                                American Express Service                                  Chief Compliance Officer
                                Corporation

                                IDS Insurance Agency of                                   Chief Compliance Officer
                                Arkansas Inc.

                                IDS Life Insurance Company                                Chief Compliance Officer

Michael D. Wolf                 American Express Asset                                    Executive Vice President
Vice President - Senior         Management Group Inc.                                     and Senior Portfolio
Portfolio Manager                                                                         Manager

                                American Express Financial                                Vice President - Senior
                                Advisors Inc.                                             Portfolio Manager

Michael R. Woodward             American Express Financial                                Senior Vice President -
Senior Vice President -         Advisors Inc.                                             Field Management
Field Management
                                American Centurion Life      20 Madison Ave. Extension    Director
                                Assurance Company            Albany, NY 12205-0555

                                American Express Insurance                                Vice President - North Region
                                Agency of Alabama Inc.

                                American Express Insurance                                Vice President - North Region
                                Agency of Idaho Inc.

                                American Express Insurance                                Vice President - North Region
                                Agency of Maryland Inc.

                                American Express Insurance                                Vice President - North Region
                                Agency of Massachusetts Inc.

                                American Express Insurance                                Vice President - North Region
                                Agency of Nevada Inc.

                                American Express Insurance                                Vice President - North Region
                                Agency of New Mexico Inc.

                                American Express Insurance                                Vice President - North Region
                                Agency of Oklahoma Inc.

                                American Express Insurance                                Vice President - North Region
                                Agency of Wyoming Inc.

                                American Express Property                                 Vice President - North Region
                                Casualty Insurance Agency
                                of Kentucky Inc.

                                American Express Property                                 Vice President - North Region
                                Casualty Insurance Agency
                                of Maryland Inc.

                                American Express Property                                 Vice President - North Region
                                Casualty Insurance Agency
                                of Pennsylvania Inc.

                                IDS Insurance Agency of                                   Vice President - North Region
                                Arkansas Inc.

                                IDS Insurance Agency of                                   Vice President - North Region
                                Ohio Inc.

                                IDS Life Insurance Company   P.O. Box 5144                Director
                                of New York                  Albany, NY 12205

Doretta R. Wright               American Express Financial                                Vice President - Brokerage Marketing
Vice President - Brokerage      Advisors Inc.
Marketing

David L. Yowan                  American Centurion Life      20 Madison Ave. Extension    Vice President and Treasurer
Vice President and Corporate    Assurance Company            Albany, NY 12205-0555
Treasurer
                                American Enterprise                                       Vice President and
                                Investment Services Inc.                                  Treasurer

                                American Enterprise Life     829 AXP Financial Center     Vice President and
                                Insurance Company            Minneapolis, MN  55474       Treasurer

                                American Enterprise          829 AXP Financial Center     Treasurer
                                REO 1, LLC                   Minneapolis, MN  55474

                                American Express Asset                                    Vice President and
                                Management Group Inc.                                     Treasurer

                                American Express Asset                                    Vice President and
                                Management International                                  Treasurer
                                Inc.

                                American Express                                          Vice President and
                                Certificate Company                                       Treasurer

                                American Express Client                                   Vice President and
                                Service Corporation                                       Treasurer

                                American Express                                          Vice President and
                                Corporation                                               Treasurer

                                American Express Financial                                Vice President and
                                Advisors Inc.                                             Treasurer

                                American Express Financial                                Vice President and
                                Advisors Japan Inc.                                       Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Alabama Inc.                                    Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Arizona Inc.                                    Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Idaho Inc.                                      Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Maryland Inc.                                   Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Massachusetts Inc.                              Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Nevada Inc.                                     Treasurer

                                American Express Insurance                                Vice President and
                                Agency of New Mexico Inc.                                 Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Oklahoma Inc.                                   Treasurer

                                American Express Insurance                                Vice President and
                                Agency of Wyoming Inc.                                    Treasurer

                                American Express Personal                                 Treasurer
                                Trust Services, FSB

                                American Express Property                                 Vice President and
                                Casualty Insurance Agency                                 Treasurer
                                of Kentucky Inc.

                                American Express Property                                 Vice President and
                                Casualty Insurance Agency                                 Treasurer
                                of Maryland Inc.

                                American Express Property                                 Vice President and
                                Casualty Insurance Agency                                 Treasurer
                                of Pennsylvania Inc.

                                American Express Service                                  Vice President and Treasurer
                                Corporation

                                American Partners Life       1751 AXP Financial Center    Vice President and
                                Insurance Company            Minneapolis, MN  55474       Treasurer

                                AMEX Assurance Company                                    Vice President, Treasurer
                                                                                          and Assistant Secretary

                                IDS Cable Corporation                                     Director, Vice President and
                                                                                          Treasurer

                                IDS Cable II Corporation                                  Director, Vice President and
                                                                                          Treasurer

                                IDS Capital Holdings Inc.                                 Vice President, Treasurer
                                                                                          and Assistant Secretary

                                IDS Insurance Agency of                                   Vice President and
                                Arkansas Inc.                                             Treasurer

                                IDS Insurance Agency of                                   Vice President and
                                Ohio Inc.                                                 Treasurer

                                IDS Life Insurance Company                                Vice President, Treasurer
                                                                                          and Assistant Secretary

                                IDS Life Insurance Company   P.O. Box 5144                Vice President and
                                of New York                  Albany, NY 12205             Treasurer

                                IDS Life Series Fund, Inc.                                Vice President and

                                IDS Life Variable Annuity                                 Vice President and
                                Funds A & B                                               Treasurer

                                IDS Management Corporation                                Director, Vice President
                                                                                          and Treasurer

                                IDS Partnership Services                                  Vice President and
                                Corporation                                               Treasurer

                                IDS Property Casualty        1 WEG Blvd.                  Vice President, Treasurer
                                Insurance Company            DePere, WI 54115             and Assistant Secretary

                                IDS Real Estate Services,                                 Vice President and
                                Inc.                                                      Treasurer

                                IDS Realty Corporation                                    Vice President and
                                                                                          Treasurer

                                IDS REO 1, LLC                                            Treasurer

                                Investors Syndicate                                       Vice President and
                                Development Corporation                                   Treasurer

* Unless otherwise noted, address is 70100 AXP Financial Center, Minneapolis, MN 55474.



Item 27. Principal Underwriters.

(a) American Express Financial Advisors acts as principal underwriter for the following investment companies:

          AXP Bond Fund,  Inc.; AXP California  Tax-Exempt  Trust; AXP Discovery
          Fund, Inc.; AXP Equity Select Fund, Inc.; AXP Extra Income Fund, Inc.;
          AXP Federal Income Fund,  Inc.;  AXP Global  Series,  Inc.; AXP Growth
          Series,  Inc.; AXP High Yield Tax-Exempt Fund, Inc.; AXP International
          Fund, Inc.; AXP Investment Series, Inc.; AXP Managed Series, Inc.; AXP
          Market Advantage Series,  Inc.; AXP Money Market Series, Inc.; AXP New
          Dimensions  Fund,  Inc.;  AXP  Partners  Series,  Inc.;  AXP  Partners
          International  Series,   Inc.; AXP  Precious  Metals  Fund,  Inc.; AXP
          Progressive   Fund,  Inc.;  AXP  Selective  Fund,  Inc.;  AXP  Special
          Tax-Exempt  Series Trust;  AXP Stock Fund,  Inc.; AXP Strategy Series,
          Inc.; AXP Tax-Exempt Series,  Inc.; AXP Tax-Free Money Fund, Inc.; AXP
          Utilities  Income Fund, Inc.,  Growth Trust;  Growth and Income Trust;
          Income Trust;  Tax-Free Income Trust;  World Trust;  American  Express
          Certificate Company.

(b)      As to each director, officer or partner of the principal underwriter:

         Name and Principal                             Position and Offices with              Offices with Registrant
         Business Address*                              Underwriter

         Ruediger Adolf                                 Senior Vice President                  None

         Gumer C. Alvero                                Vice President -                       None
                                                        Annuities

         Ward D. Armstrong                              Senior Vice President -                None
                                                        Retirement Services and
                                                        Asset Management

         John M. Baker                                  Vice President - Plan                  None
                                                        Sponsor Services

         Dudley Barksdale                               Vice President - Service               None
                                                        Development

         Joseph M. Barsky III                           Vice President - Mutual                None
                                                        Fund Equities

         Timothy V. Bechtold                            Vice President -                       None
                                                        Insurance Products

         Walter S. Berman                               Director, Senior Vice President -      None
                                                        and Chief Financial Officer

         Rob Bohli                                      Group Vice President -                 None
         10375 Richmond Avenue #600                     South Texas
         Houston, TX  77042

         Walter K. Booker                               Group Vice President -                 None
         Suite 200, 3500 Market                         New Jersey
         Street
         Camp Hill, NJ  17011

         Bruce J. Bordelon                              Group Vice President -                 None
         1333 N. California Blvd.,                      Northern California
         Suite 200
         Walnut Creek, CA  94596

         Douglas W. Brewers                             Vice President - Sales                 None
                                                        Support

         Kenneth J. Ciak                                Vice President and                     None
         IDS Property Casualty                          General Manager - IDS
         1400 Lombardi Avenue                           Property Casualty
         Green Bay, WI  54304

         Paul A. Connolly                               Vice President - Relationship          None
                                                        Leader Retail Distribution Services

         James M. Cracchiolo                            Director, Chairman, President and      None
                                                        Chief Executive Officer

         Colleen Curran                                 Vice President and                     None
                                                        Assistant General Counsel

         Luz Maria Davis                                Vice President -                       None
                                                        Communications

         Arthur E. DeLorenzo                            Group Vice President -                 None
         4 Atrium Drive, #100                           Upstate New York/Vermont
         Albany, NY  12205

         Scott M. DiGiammarino                          Group Vice President -                 None
         Suite 500, 8045 Leesburg                       Washington D.C./Baltimore
         Pike
         Vienna, VA  22182

         Kenneth Dykman                                 Group Vice President -                 None
         6000 28th Street South East                    Greater Michigan
         Suite 200
         Grand Rapids, MI  49546

         Bradford L. Drew                               Group Vice President -                 None
         Two Datran Center                              Eastern Florida
         Penthouse One B
         9130 S. Dadeland Blvd.
         Miami, FL  33156

         William V. Elliot                              Vice President - Financial             None
                                                        Planning and Advice

         Gordon M. Fines                                Vice President - Mutual                None
                                                        Fund Equity Investments

         Brenda H. Fraser                               Executive Vice President -             None
                                                        AEFA Products and Corporate
                                                        Marketing

         Peter A. Gallus                                Vice President -                       None
                                                        Investment
                                                        Administration

         Steve Guida                                    Vice President -                       None
                                                        New Business and Service

         Teresa A. Hanratty                             Senior Vice President -                None
         Suites 6&7                                     Field Management
         169 South River Road
         Bedford, NH  03110

         Lorraine R. Hart                               Vice President -                       None
                                                        Insurance Investments

         Janis K. Heaney                                Vice President -                       None
                                                        Incentive Management

         Brian M. Heath                                 Senior Vice President                  None
         Suite 150                                      and General Sales Manager
         801 E. Campbell Road
         Richardson, TX  75081

         Jon E. Hjelm                                   Group Vice President -                 None
         319 Southbridge Street                         Ohio Valley
         Auburn, MA  01501

         David J. Hockenberry                           Group Vice President -                 None
         30 Burton Hills Blvd.                          Mid South
         Suite 175
         Nashville, TN  37215
 `
         Carol A. Holton                                Vice President - Third                 None
                                                        Party Distribution

         Claire Huang                                   Senior Vice President - Retail         None
                                                        Marketing

         Debra A. Hutchinson                            Vice President -                       None
                                                        Relationship Leader

         Diana R. Iannarone                             Group Vice President -                 None
         3030 N.W. Expressway                           Great Plains
         Suite 900
         Oklahoma City, OK  73112

         Theodore M. Jenkin                             Group Vice President -                 None
                                                        Steel Cities

         James M. Jensen                                Vice President -                       None
                                                        Advice and
                                                        Retail Distribution
                                                        Group, Product,
                                                        Compensation and Field
                                                        Administration

         Greg R. Johnson                                Vice President - Advisory Planning     None
                                                        Anaylsis

         John C. Junek                                  Senior Vice President,                 None
                                                        General Counsel

         Ora J. Kaine                                   Vice President -                       None
                                                        Retail Distribution Services
                                                        and Chief of Staff

         Raymond G. Kelly                               Group Vice President -                 None
         Suite 250                                      North Texas
         801 East Campbell Road
         Richardson, TX  75081

         Claire Kolmodin                                Vice President - Service               None
                                                        Quality

         Mitre Kutanovski                               Group Vice President -                 None
         Suite 680                                      Chicago Metro
         8585 Broadway
         Merrillville, IN  48410

         Lori J. Larson                                 Vice President -                       None
                                                        Brokerage and Direct
                                                        Services

         Daniel E. Laufenberg                           Vice President and Chief               None
                                                        U.S. Economist

         Jane W. Lee                                    Vice President - New                   None
                                                        Business Development and
                                                        Marketing

         Steve Lobo                                     Vice President - Investment            None
                                                        Risk Management

         Diane D. Lyngstad                              Vice President - Lead Financial        None
                                                        Officer, U.S. Retail

         Tom Mahowald                                   Vice President and Director of         None
                                                        Equity Research

         Timothy J. Masek                               Vice President and                     None
                                                        Director of Fixed Income
                                                        Research

         Penny Mazal                                    Vice President - Business              None
                                                        Transformation

         Mark T. McGannon                               Vice President and General             None
                                                        Sales Manager - AEFA Products

         Dean O. McGill                                 Group Vice President -                 None
         11835 W. Olympic Blvd                          Los Angeles Metro
         Suite 900 East
         Los Angeles, CA  90064

         Sarah M. McKenzie                              Vice President - Wrap and Trust        None
                                                        Products

         Timothy S. Meehan                              Secretary                              None

         Paula R. Meyer                                 Senior Vice President and              None
                                                        General Manager - Mutual Funds

         Barry J. Murphy                                Executive Vice President -             None
                                                        U.S. Retail Group

         Thomas V. Nicolosi                             Group Vice President -                 None
         Suite 220                                      New York Metro Area
         500 Mamaroneck Ave.
         Harrison, NY  10528

         Francois B. Odouard                            Vice President - Brokerage             None

         Michael J. O'Keefe                             Vice President -                       None
                                                        Advisory Business Systems

         Carla P. Pavone                                Vice President -                       None
                                                        Business Development

         Kris Petersen                                  Vice President - SPS and               None
                                                        External Products

         John G. Poole                                  Group Vice President -                 None
         Westview Place, #200                           Gateway/Springfield
         12323 Olive Blvd.
         Creve Couer, MO  63141

         Larry M. Post                                  Group Vice President -                 None
         One Tower Bridge                               New England
         100 Front Street 8th Fl
         West Conshohocken, PA
         19428

         Ronald W. Powell                               Vice President and                     None
                                                        Assistant General Counsel

         Teresa J. Rasmussen                            Vice President and                     None
                                                        Assistant General Counsel

         Ralph D. Richardson III                        Group Vice President -                 None
         Suite 800                                      Carolinas
         Arboretum Plaza One
         9442 Capital of Texas
         Hyw. N.
         Austin, TX  78759

         ReBecca K. Roloff                              Senior Vice President -                None
                                                        Field Management and
                                                        Financial Advisory
                                                        Services

         Stephen W. Roszell                             Senior Vice President -                Vice President
                                                        Institutional

         Maximillian G. Roth                            Group Vice President -                 None
         Suite 201 S. IDS Ctr                           Wisconsin/Upper Michigan
         1400 Lombardi Avenue
         Green Bay, WI  54304

         Diane M. Ruebling                              Group Vice President -                 None
                                                        Western Frontier

         Erven A. Samsel                                Senior Vice President -                None
         45 Braintree Hill Park                         Field Management
         Suite 402
         Braintree, MA  02184

         Russell L. Scalfano                            Group Vice President -                 None
         Suite 201                                      Illinois/Indiana/Kentucky
         101 Plaza East Blvd.
         Evansville, IN  47715

         Andrew C. Schell                               Vice President - Client Development    None
                                                        and Migration

         Judy P. Skoglund                               Vice President - Quality               None
                                                        and Service Support

         Bridget Sperl                                  Senior Vice President -                None
                                                        Client Service

         Paul J. Stanislaw                              Group Vice President -                 None
         Suite 1100                                     Southern California/Hawaii
         Two Park Plaza
         Irvine, CA  92714

         Lisa A. Steffes                                Vice President -                       None
                                                        Marketing Offer
                                                        Development

         Lois A. Stilwell                               Group Vice President -                 None
         Suite 433                                      Greater Minnesota
         9900 East Bren Rd.                             Area/Iowa
         Minnetonka, MN  55343

         Jeffrey J. Stremcha                            Vice President -                       None
                                                        Information Resource
                                                        Management/ISD

         John T. Sweeney                                Vice President - Lead Financial        None
                                                        Officer, Products

         Craig P. Taucher                               Group Vice President -                 None
         Suite 150                                      Georgia/North Florida
         4190 Belfort Rd.
         Jackonville, FL  32216

         Neil G. Taylor                                 Group Vice President -                 None
         Suite 425                                      Pacific Northwest
         101 Elliot Avenue West
         Seattle, WA  98119

         John R. Thomas                                 Senior Vice President -                Board Member
                                                        Information and                        and President
                                                        Technology

         William F. Truscott                            Senior Vice President -                Board Member and
                                                        Chief Investment Officer               Vice President

         Janet M. Vandenbark                            Group Vice President -                 None
         3951 Westerre Parkway, Suite 250               Virginia
         Richmond, VA 23233

         Charles F. Wachendorfer                        Group Vice President -                 None
         Suite 100                                      Detroit Metro
         Stanford Plaza II
         7979 East Tufts Ave. Pkwy.
         Denver, CO  80237

         Donald F. Weaver                               Group Vice President -                 None
         3500 Market Street,                            Eastern Pennsylvania/
         Suite 200                                      Delaware
         Camp Hill, PA  17011

         Beth E. Weimer                                 Vice President and                     None
                                                        Chief Compliance Officer

         Michael D. Wolf                                Vice President - Senior                None
                                                        Portfolio Manager

         Michael R. Woodward                            Senior Vice President -                None
         32 Ellicott St                                 Field Management
         Suite 100
         Batavia, NY  14020

         Doretta R. Wright                              Vice President -                       None
                                                        Brokerage Marketing

         David L. Yowan                                 Vice President and                     None
         40 Wall Street                                 Treasurer
         19th Floor
         New York, NY  10004

         Rande L. Zellers                               Group Vice President -                 None
         1 Galleria Blvd., Suite 1900                   Delta States
         Metairie, LA  70001

* Business address is: 70100 AXP Financial Center, Minneapolis, MN 55474 unless otherwise noted.

Item 27 (c).   Not Applicable.

Item 28.       Location of Accounts and Records

               American Express Financial Corporation
               70100 AXP Financial Center
               Minneapolis, MN  55474

Item 29.       Management Services

               Not Applicable.

Item 30.       Undertakings

               Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant, AXP Money Market Series, Inc., certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis and the State of Minnesota on the 25th day of September, 2002.


AXP MONEY MARKET SERIES, INC.


By /s/ Paula R. Meyer**
   --------------------
       Paula R. Meyer, President

By /s/ Paul D. Pearson
   -------------------
       Paul D. Pearson, Assistant Treasurer


Pursuant to the requirements of the Securities Act, this Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on the 25th day of September, 2002.

Signature                                            Capacity

/s/  H. Brewster Atwater, Jr.*                       Director
------------------------------
     H. Brewster Atwater, Jr.

/s/  Arne H. Carlson*                                Chair of the Board
---------------------
     Arne H. Carlson

/s/  Lynne V. Cheney*                                Director
---------------------
     Lynne V. Cheney

/s/  Livio D. DeSimone*                              Director
-----------------------
     Livio D. DeSimone

/s/  Ira D. Hall*                                    Director
-----------------
     Ira D. Hall

/s/  David R. Hubers*                                Director
---------------------
     David R. Hubers

/s/  Heinz F. Hutter*                                Director
---------------------
     Heinz F. Hutter

/s/  Anne P. Jones*                                  Director
-------------------
     Anne P. Jones

/s/  Stephen R. Lewis, Jr.*                          Director
---------------------------
     Stephen R. Lewis, Jr.

/s/  William R. Pearce*                              Director
-----------------------
     William R. Pearce

Signature                                            Capacity

                                                     Director
-----------------------
     Alan G. Quasha

/s/  Alan K. Simpson*                                Director
----------------------
     Alan K. Simpson

/s/  John R. Thomas*                                 Director
--------------------
     John R. Thomas

/s/  William F. Truscott*                            Director
-------------------------
     William F. Truscott

/s/  C. Angus Wurtele*                               Director
----------------------
     C. Angus Wurtele


 * Signed pursuant to Directors' Power of Attorney, dated Jan. 9, 2002, filed electronically herewith as Exhibit (q)(1), by:



/s/ Leslie L. Ogg
----------------
    Leslie L. Ogg

** Signed pursuant to Officers' Power of Attorney, dated Sept. 17, 2002, filed electronically herewith as Exhibit (q)(3), by:



/s/ Leslie L. Ogg
-----------------
    Leslie L. Ogg

CONTENTS OF THIS POST-EFFECTIVE AMENDMENT NO. 54 TO REGISTRATION STATEMENT NO. 2-54516


This Post-Effective Amendment contains the following papers and documents:

The facing sheet.


Part A.

         Prospectus for AXP Cash Management Fund.

Part B.

         Statement of Additional  Information for
         AXP Cash Management Fund.

         Financial Statements.

Part C.

         Other information.

The signatures.